UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5017

W&R Target Funds, Inc.
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of W&R Target Asset Strategy Portfolio
March 31, 2008

	Troy
BULLION – 7.38%	Ounces	Value

Gold	75,480	$69,214,071
(Cost: $53,822,885)

COMMON STOCKS	Shares

Banks – 2.91%
China Merchants Bank Co., Limited, H Shares (A)	3,813,000	13,203,774
Dubai Islamic Bank Public Joint Stock Company (A)*	666,905	1,697,859
HDFC Bank Limited (A)	115,729	3,840,086
ICICI Bank Limited (A)	312,683	5,996,468
Sberbank (Savings Bank of the Russian Federation) (A)*	460,820	1,442,367
Unibanco – Uniao de Bancos Brasileiros S.A., GDR	9,827	1,146,221
		27,326,775
Business Equipment and Services – 6.42%
Bucyrus International, Inc., Class A	63,764	6,480,335
Ctrip.com International, Ltd.	251,930	13,348,511
DLF Limited (A)	254,954	4,103,603
Indofood Agri Resources Ltd. (A)*	1,815,000	3,085,546
IntercontinentalExchange, Inc.*	109,144	14,243,292
Jacobs Engineering Group Inc.*	94,072	6,922,759
Renewable Energy Corporation ASA (A)*	431,560	12,034,035
		60,218,081
Capital Equipment – 3.06%
Deere & Company	135,372	10,889,324
Foster Wheeler Ltd.*	81,130	4,599,260
Jain Irrigation Systems Limited (A)	5,500	81,157
Joy Global Inc.	57,171	3,722,118
Manitowoc Company, Inc. (The)	231,578	9,448,382
		28,740,241
Chemicals –– Petroleum and Inorganic – 2.68%
Monsanto Company (B)	168,069	18,739,694
Yara International ASA (A)	110,957	6,416,848
		25,156,542
Consumer Electronics – 2.31%
Nintendo Co., Ltd. (A)	42,100	21,708,868

Cosmetics and Toiletries – 0.45%
Hengan International Group Company Limited (A)	1,218,000	4,178,602

Electrical Equipment – 3.17%
Bharat Heavy Electricals Limited (A)	260,992	13,409,667
Siemens AG (A)	130,972	14,306,615
Suzlon Energy Limited (A)*	306,173	2,013,171
		29,729,453
Electronic Components – 1.67%
MEMC Electronic Materials, Inc.*	220,663	15,645,007

Electronic Instruments – 1.06%
Applied Materials, Inc.	509,405	9,928,303

Finance Companies – 0.64%
HOUSING DEVELOPMENT FINANCE CORPORATION LIMITED (A)	100,603	5,967,348

Food and Related – 2.55%
Bunge Limited (B)	211,005	18,332,114
Kuala Lumpur Kepong Berhad (A)	1,094,000	5,540,972
		23,873,086
Health Care –– Drugs – 0.47%
Abbott Laboratories	79,111	4,362,972

Hospital Supply and Management – 1.08%
Wilmar International Limited (A)*	3,337,000	10,133,793

Hotels and Gaming – 1.01%
Las Vegas Sands, Inc.*	128,194	9,440,206

Mining – 3.69%
BHP Billiton Plc (A)	355,795	11,644,034
Cameco Corporation (A)	140,064	4,617,630
Rio Tinto plc (A)	47,942	4,979,072
Southern Copper Corporation	128,215	13,312,563
		34,553,299
Multiple Industry – 2.93%
Altria Group, Inc.	128,631	2,855,608
IOI Corporation Berhad (A)	3,186,025	7,072,308
Keppel Corporation Limited (A)	921,000	6,624,215
Reliance Industries Limited (A)	193,888	10,949,936
		27,502,067
Non–Residential Construction – 3.72%
China Communications Construction Company Limited, H Shares (A)	5,794,000	12,804,996
Fluor Corporation	47,237	6,667,975
GMR Infrastructure Limited (A)*	1,072,297	3,979,687
Jaiprakash Associates Limited (A)	194,447	1,098,005
Kurita Water Industries Ltd. (A)	162,900	5,997,622
Larsen & Toubro Limited (A)	56,991	4,312,608
		34,860,893
Petroleum –– Domestic – 0.98%
OAO NOVATEK, GDR (A)	113,800	9,183,660

Petroleum –– International – 3.97%
Apache Corporation	68,535	8,280,399
China Petroleum & Chemical Corporation, H Shares (A)	9,132,000	7,814,706
Devon Energy Corporation	69,177	7,217,236
Petroleo Brasileiro S.A. – Petrobras, ADR	136,125	13,899,724
		37,212,065
Petroleum –– Services – 3.37%
Schlumberger Limited	138,799	12,075,513
Smith International, Inc.	152,048	9,766,043
Transocean Inc.	72,033	9,738,862
		31,580,418
Real Estate Investment Trust – 1.10%
Agile Property Holdings Limited (A)	2,102,000	2,217,422
China Overseas Land & Investment Limited (A)	1,198,000	2,210,466
Emaar Properties PJSC (A)*	579,917	1,729,045
Hongkong Land Holdings Limited (A)	702,000	2,899,260
Midland Holdings Limited (A)	1,232,000	1,218,916
		10,275,109
Security and Commodity Brokers – 8.47%
Bolsa de Mercadorias & Futuros (A)	2,064,686	18,603,001
Bolsa de Mercadorias & Futuros (A)(C)	227,000	2,045,290
Bolsa de Valores de Sao Paulo (A)	857,000	11,599,561
Deutsche Borse AG (A)	290,927	47,156,621
		79,404,473
Steel – 2.69%
Companhia Vale do Rio Doce, ADR	537,255	18,610,513
Evraz Group S.A., GDR (A)	76,800	6,627,840
		25,238,353
Timesharing and Software – 0.27%
Visa Inc., Class A*	40,000	2,494,400

Tobacco – 0.69%
Philip Morris International Inc.*	128,631	6,506,156

Utilities –– Electric – 2.82%
TATA POWER COMPANY LIMITED (THE) (A)	317,302	9,265,187
Veolia Environnement (A)	246,739	17,202,119
		26,467,306
Utilities –– Telephone – 4.76%
Bharti Airtel Limited (A)*	293,643	6,047,421
China Mobile Limited (A)	1,657,000	24,654,918
Mobile TeleSystems OJSC, ADR	27,419	2,079,731
Open Joint Stock Company ''Vimpel–Communications'', ADR	206,974	6,186,453
Reliance Communication Ventures Limited (A)	447,661	5,687,816
		44,656,339

TOTAL COMMON STOCKS – 68.94%		$646,343,815

(Cost: $536,330,877)

INVESTMENT FUNDS

Gold and Precious Metals – 7.36%
streetTRACKS Gold Trust (B)*	763,700	69,023,206

Insurance –– Property and Casualty – 0.13%
Vietnam Azalea Fund Limited (D)(E)*	300,000	1,191,900

TOTAL INVESTMENT FUNDS – 7.49%		$70,215,106

(Cost: $62,852,800)

	Principal Amount in
CORPORATE DEBT SECURITIES	Thousands

Banks – 0.11%
Norilsk Nickel Finance Luxembourg S.A.,
7.125%, 9–30–09	$1,000	1,018,200

Beverages – 0.18%
Central European Distribution Corporation,
8.0%, 7–25–12 (F)(G)	EUR 720	1,074,186
Companhia Brasileira de Bebidas,
10.5%, 12–15–11	$ 500	597,500
		1,671,686
Finance Companies – 0.46%
ALROSA Finance S.A.,
8.125%, 5–6–08	900	899,920
C5 Capital (SPV) Limited,
6.196%, 12–31– 49 (C)	1,500	1,476,120
Russian Standard Bank:
7.5%, 10–7–10	600	547,260
7.5%, 10–7–10 (C)	350	315,787
Toyota Motor Credit Corporation,
5.58%, 1–18–15 (H)	1,050	1,065,351
		4,304,438
Forest and Paper Products – 0.05%
Sino–Forest Corporation,
9.125%, 8–17–11 (C)	475	460,750

Homebuilders, Mobile Homes – 0.06%
Desarrolladora Homex, S.A. de C.V.,
7.5%, 9–28–15	627	622,297

Mining – 0.19%
Vedanta Resources plc,
6.625%, 2–22–10 (C)	1,800	1,764,000

Motor Vehicles – 0.12%
Hyundai Motor Company,
5.3%, 12–19–08 (F)	1,080	1,091,241

Trucking and Shipping – 0.34%
Ultrapetrol (Bahamas) Limited,
9.0%, 11–24–14	3,505	3,154,500

Utilities –– Electric – 0.19%
CESP – Companhia Energetica de Sao Paulo,
9.75%, 1–15–15 (F)(G)	BRL 3,000	1,794,401

Utilities –– Telephone – 0.11%
Open Joint Stock Company "Vimpel–Communications",
8.0%, 2–11–10	$1,050	1,073,898

TOTAL CORPORATE DEBT SECURITIES – 1.81%		$16,955,411

(Cost: $16,681,165)

OTHER GOVERNMENT SECURITIES – 1.34%

Germany
Bundesobligation,
3.5%, 10–9–09 (G)	EUR 8,000	$12,593,675

(Cost: $11,197,649)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage––Backed Obligations – 0.76%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only):
5.5%, 9–15–17	$5,050	611,648
5.0%, 11–15–17	439	46,568
5.0%, 4–15–19	886	111,190
5.0%, 4–15–19	427	53,087
5.0%, 7–15–21	645	19,136
5.0%, 6–15–22	192	827
5.0%, 7–15–22	1,017	5,696
5.0%, 11–15–22	449	56,135
5.0%, 1–15–23	306	3,010
5.5%, 3–15–23	843	140,728
5.0%, 4–15–23	366	13,499
5.0%, 5–15–23	785	113,916
5.0%, 8–15–23	592	93,473
5.5%, 11–15–23	2,409	66,541
5.5%, 11–15–23	987	34,675
5.0%, 9–15–24	1,102	44,001
5.5%, 9–15–24	519	21,732
5.5%, 4–15–25	315	16,395
5.5%, 4–15–25	188	17,039
5.0%, 9–15–25	1,999	85,839
5.5%, 10–15–25	1,791	321,192
5.0%, 4–15–26	1,772	88,651
5.0%, 10–15–28	459	69,739
5.5%, 2–15–30	516	44,599
5.0%, 8–15–30	976	73,694
5.5%, 3–15–31	781	76,766
6.0%, 11–15–35	936	173,874
Federal National Mortgage Association Agency REMIC/CMO (Interest Only):
5.5%, 11–25–17	704	29,430
5.0%, 5–25–22	433	71,760
5.0%, 7–25–23	2,333	403,980
5.0%, 8–25–23	721	102,979
5.0%, 11–25–23	847	131,332
5.5%, 9–25–25	394	15,561
5.5%, 11–25–25	1,215	43,435
5.0%, 9–25–30	1,000	115,248
5.5%, 6–25–33	992	184,127
5.5%, 8–25–33	1,448	292,711
5.5%, 4–25–34	2,117	458,884
5.5%, 11–25–36	2,465	535,072
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
5.0%, 1–20–30	1,643	119,558
5.0%, 6–20–31	1,663	151,701
5.5%, 3–20–32	927	137,256
5.0%, 7–20–33	454	73,886
5.5%, 11–20–33	1,763	270,147
5.5%, 6–20–35	1,340	268,869
5.5%, 7–20–35	661	131,083
5.5%, 7–20–35	514	63,454
5.5%, 10–16–35	633	121,535
Government National Mortgage Association Fixed Rate Pass–Through Certificates:
5.5%, 11–15–16	180	185,148
5.5%, 11–15–16	63	64,704
5.5%, 12–15–16	358	367,248
5.5%, 12–15–16	281	288,952
5.5%, 12–15–16	136	139,698
		7,171,408
Treasury Obligations – 5.90%
United States Treasury Notes:
5.125%, 6–30–08 (B)	3,500	3,532,540
4.125%, 8–15–08 (B)	11,500	11,612,309
4.375%, 11–15–08 (B)	9,900	10,080,210
4.875%, 1–31–09 (B)	9,700	9,966,750
4.5%, 3–31–09 (B)	3,500	3,603,908
4.625%, 7–31–09 (B)	3,500	3,643,007
4.0%, 8–31–09 (B)	7,600	7,865,407
4.5%, 5–15–10 (B)	4,700	4,991,912
		55,296,043

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 6.66%		$62,467,451

(Cost: $61,383,468)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS – 1.28%	Face Amount in Thousands

British Pound, 1–12–09 (short) (G)	GBP 28,142	(565,683)
Chinese Yuan Renminbi, 4–9–08 (long) (G)	CNY 153,200	771,267
Chinese Yuan Renminbi, 4–23–08 (long) (G)	63,500	301,562
Chinese Yuan Renminbi, 8–11–08 (long) (G)	207,500	1,553,491
Chinese Yuan Renminbi, 8–18–08 (long) (G)	79,788	476,220
Chinese Yuan Renminbi, 11–9–09 (long) (G)	69,500	851,627
Euro, 1–12–09 (long) (G)	EUR 37,300	3,997,178
Russian Ruble, 6–25–08 (long) (G)	RUB 496,000	1,739,308
Russian Ruble, 8–20–08 (long) (G)	361,000	1,169,282
Russian Ruble, 9–22–08 (long) (G)	229,000	523,699
Russian Ruble, 11–14–08 (long) (G)	57,500	72,122
Russian Ruble, 1–13–09 (long) (G)	670,700	621,720
Russian Ruble, 2–6–09 (long) (G)	15,000	24,193
Singapore Dollar, 8–21–08 (long) (G)	SGD 13,200	729,717
United Arab Emirates Dirham, 11–10–08 (long) (G)	AED 64,400	151,481
United Arab Emirates Dirham, 11–17–08 (long) (G)	66,400	(91,152)
United Arab Emirates Dirham, 1–14–10 (long) (G)	17,900	(1,647)
United Arab Emirates Dirham, 1–19–10 (long) (G)	20,000	(6,863)
United Arab Emirates Dirham, 3–11–10 (long) (G)	57,700	(238,970)
United Arab Emirates Dirham, 3–24–10 (long) (G)	7,500	(56,194)
		$12,022,358
	Principal Amount in
SHORT–TERM SECURITIES	Thousands

Commercial Paper
Health Care –– Drugs – 1.94%
Alcon Capital Corporation (Nestle S.A.),
2.57%, 4–28–08	$18,184	18,148,950

Retail –– General Merchandise – 0.53%
Wal–Mart Stores, Inc.,
1.93%, 5–5–08	5,000	4,990,886

Security and Commodity Brokers – 0.74%
American Express Credit Corp.,
2.71%, 4–28–08	7,000	6,985,773

Total Commercial Paper – 3.21%		30,125,609

United States Government and Government Agency Obligations
Federal Home Loan Bank,
1.5%, 4–1–08	2,684	2,684,000
United States Treasury Bills:
2.41%, 4–15–08	10,000	9,990,628
2.5%, 4–15–08	5,000	4,995,139

Total United States Government and Government Agency Obligations – 1.89%		17,669,767

TOTAL SHORT–TERM SECURITIES – 5.10%		$47,795,376

(Cost: $47,795,376)

TOTAL INVESTMENT SECURITIES – 100.00%		$937,607,263

(Cost: $790,064,220)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

	Investments	Other Financial Instruments+	Total
Assets
Level 1 – Quoted Prices	$784,581,092	$12,022,358	$796,603,450
Level 2 – Other Significant Observable Inputs	139,811,913	–	139,811,913
Level 3 – Significant Unobservable Inputs	1,191,900	–	1,191,900
Total	$925,584,905	$12,022,358	$937,607,263

Liabilities
Level 1 – Quoted Prices	$ –	$(648,454,074)	$(648,454,074)
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$ –	$(648,454,074)	$(648,454,074)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+	Total
Assets
Beginning balance 12/31/07	$1,068,600	$ –	$1,068,600
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation (depreciation)	(26,700)	–	(26,700)
Net purchases (sales)	150,000	–	150,000
Transfers in and/or out of Level 3	–	–	–
Ending Balance 3/31/08	$1,191,900	$ –	$1,191,900

Liabilities
Beginning balance 12/31/07	$ –	$ –	$ –
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation (depreciation)	–	–	–
Net purchases (sales)	–	–	–
Transfers in and/or out of Level 3	–	–	–
Ending Balance 3/31/08	$ –	$ –	$ –

Net change in unrealized appreciation (depreciation) from investments still held as of 3/31/08	$(26,700)	$ –	$(26,700)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities serves as collateral for the following open futures contracts at March 31, 2008:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)

Cac 40	Short	4–21–08	662	$49,257,290	$(1,494,790)
Dow Jones Euro STOXX 50	Short	6–20–08	1,681	94,186,530	(2,869,212)
FTSE 100	Short	6–20–08	1,226	138,897,354	(4,346,256)
Hang Seng H–Share Index	Short	4–30–08	762	58,579,610	(1,528,542)
Hang Seng Index	Short	4–30–08	606	88,104,823	(1,167,694)
S&P 500 E–Mini	Short	6–20–08	2,728	180,593,600	(2,867,720)
S&P/ASX 200 Index	Short	6–20–08	315	38,834,867	(1,152,529)

				$648,454,074	$(15,426,743)

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At March 31, 2008, the total value of these securities amounted to $6,061,947 or 0.65% of total investments.

(D)Restricted security. At March 31, 2008, the following restricted security was owned:

Security		Acquisition Date	Shares	Cost	Market Value

Vietnam Azalea Fund Limited		6–28–07	300,000	$1,290,000	$1,191,900

The total market value of restricted security represented approximately 0.13% of total investments at March 31, 2008.

(E)The Portfolio and other mutual funds managed by its investment manager, Waddell & Reed Investment Management Company, or other related parties together own 30% of the outstanding shares of this security at March 31, 2008.

(F)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At March 31, 2008, the total value of these securities amounted to $3,959,828 or 0.42% of total investments.

(G)Principal amounts are denominated in the indicated foreign currency, where applicable (AED – United Arab Emirates Dirham, BRL – Brazilian Real, CNY – Chinese Yuan Renminbi, EUR – Euro, GBP – British Pound, RUB – Russian Ruble, SGD – Singapore Dollar).

(H)Variable rate security. Interest rate disclosed is that which is in effect March 31, 2008.

The Investments of W&R Target Balanced Portfolio
March 31, 2008

COMMON STOCKS	Shares	Value

Aircraft – 1.45%
Boeing Company (The)	100,100	$7,444,437

Banks – 1.71%
Northern Trust Corporation	132,600	8,803,314

Beverages – 5.22%
Anheuser–Busch Companies, Inc.	99,000	4,697,550
Brown–Forman Corporation, Class B	71,200	4,714,864
Coca–Cola Company (The)	113,600	6,914,832
PepsiCo, Inc.	145,900	10,533,980
		26,861,226
Business Equipment and Services – 0.89%
Pitney Bowes Inc.	131,300	4,598,126

Capital Equipment – 1.60%
Joy Global Inc.	126,500	8,235,782

Chemicals –– Petroleum and Inorganic – 1.30%
E.I. du Pont de Nemours and Company	143,400	6,705,384

Chemicals –– Specialty – 1.59%
Air Products and Chemicals, Inc.	88,900	8,178,800

Communications Equipment – 5.47%
Cisco Systems, Inc.*	423,400	10,206,057
Nokia Corporation, Series A, ADR	339,500	10,806,285
QUALCOMM Incorporated	173,600	7,114,996
		28,127,338
Computers –– Micro – 1.80%
Apple Inc.*	64,600	9,271,392

Computers –– Peripherals – 1.33%
Microsoft Corporation	240,900	6,819,879

Defense – 2.97%
General Dynamics Corporation	183,600	15,306,732

Electrical Equipment – 1.37%
Emerson Electric Co.	136,600	7,029,436

Electronic Components – 1.34%
Microchip Technology Incorporated	210,700	6,901,478

Food and Related – 1.56%
Wm. Wrigley Jr. Company	127,600	8,018,384

Health Care – Drugs – 5.88%
Abbott Laboratories	166,200	9,165,930
Allergan, Inc.	84,800	4,781,872
Genentech, Inc.*	83,300	6,762,294
Gilead Sciences, Inc.*	184,900	9,525,124
		30,235,220
Health Care –– General – 4.60%
DENTSPLY International Inc.	212,500	8,207,812
Johnson & Johnson	158,700	10,294,869
Zimmer Holdings, Inc.*	66,100	5,146,546
		23,649,227
Hospital Supply and Management – 1.20%
Medtronic, Inc.	127,500	6,167,175

Hotels and Gaming – 1.02%
Las Vegas Sands, Inc.*	71,500	5,265,260

Household –– General Products – 2.41%
Colgate–Palmolive Company	158,900	12,379,899

Insurance –– Life – 1.53%
Aflac Incorporated	120,900	7,852,455

Insurance –– Property and Casualty – 2.95%
Berkshire Hathaway Inc., Class B*	1,900	8,498,510
Travelers Companies, Inc. (The)	139,500	6,675,075
		15,173,585
Motion Pictures – 1.47%
News Corporation Limited, Class A	402,700	7,550,625

Multiple Industry – 2.13%
Altria Group, Inc.	59,300	1,316,460
General Electric Company	260,256	9,632,075
		10,948,535
Non–Residential Construction – 2.22%
Fluor Corporation	81,000	11,433,960

Petroleum –– International – 5.38%
BP p.l.c., ADR	111,300	6,750,345
Chevron Corporation	79,800	6,811,728
Exxon Mobil Corporation	167,246	14,145,667
		27,707,740
Petroleum –– Services – 2.38%
Schlumberger Limited	140,800	12,249,600

Publishing – 0.78%
Meredith Corporation	105,500	4,035,375

Retail –– General Merchandise – 1.36%
Wal–Mart Stores, Inc.	132,900	7,001,172

Security and Commodity Brokers – 2.21%
CME Group Inc.	9,400	4,409,540
J.P. Morgan Chase & Co.	162,400	6,975,080
		11,384,620
Timesharing and Software – 0.67%
Paychex, Inc.	100,600	3,448,065

Tobacco – 0.58%
Philip Morris International Inc.*	59,300	2,999,394

Trucking and Shipping – 0.85%
Expeditors International of Washington, Inc.	97,400	4,393,227

Utilities –– Electric – 1.89%
Exelon Corporation	119,800	9,736,146

Utilities –– Telephone – 1.72%
AT&T Inc.	231,000	8,847,300

TOTAL COMMON STOCKS – 72.83%		$374,760,288

(Cost: $260,601,841)

PREFERRED STOCKS – 0.16%

Finance Companies
Freddie Mac, 8.375%	34,500	$841,800
(Cost: $862,500)

	Principal Amount in
CORPORATE DEBT SECURITIES	Thousands

Banks – 0.26%
Wells Fargo Bank, N.A.,
7.55%, 6–21–10	1,250	$1,357,655

Beverages – 0.11%
Coca–Cola Enterprises Inc.,
6.7%, 10–15–36	500	548,980

Finance Companies – 0.64%
Banco Hipotecario Nacional:
7.916%, 7–25–09 (A)	17	165
8.0%, 3–31–11 (A)	391	97,780
First Union–Lehman Brothers–Bank of America Commercial Mortgage Trust,
6.56%, 11–18–35	142	141,691
Mellon Residential Funding,
6.75%, 6–25–28	58	58,675
Prudential Insurance Company of America,
6.6%, 5–15–08 (A)	1,500	1,504,567
Unilever Capital Corporation,
5.9%, 11–15–32	1,450	1,478,155
		3,281,033
Food and Related – 0.52%
Archer–Daniels–Midland Company,
7.0%, 2–1–31	1,350	1,456,563
Cargill, Inc.,
6.375%, 6–1–12 (B)	1,150	1,212,619
		2,669,182
Insurance –– Life – 0.27%
StanCorp Financial Group, Inc.,
6.875%, 10–1–12	1,375	1,405,238

Insurance –– Property and Casualty – 0.32%
Principal Life Global,
6.25%, 2–15–12 (B)	1,500	1,616,686

TOTAL CORPORATE DEBT SECURITIES – 2.12%		$10,878,774

(Cost: $10,631,196)

OTHER GOVERNMENT SECURITIES – 0.35%

Canada
Hydro–Quebec,
8.0%, 2–1–13	1,500	$1,791,591
(Cost: $1,620,223)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations – 0.21%
Federal National Mortgage Association,
7.25%, 1–15–10	1,000	1,087,228

Mortgage––Backed Obligations – 2.61%
Federal National Mortgage Association Fixed Rate Pass–Through Certificates:
6.0%, 9–1–17	482	499,064
5%, 1–1–18	393	398,880
5.5%, 4–1–18	164	168,078
5.0%, 5–1–18	184	186,580
4.5%, 7–1–18	2,549	2,547,472
7.0%, 9–1–25	84	88,985
6.5%, 10–1–28	310	324,714
6.5%, 2–1–29	218	228,320
7.5%, 4–1–31	172	186,126
7.0%, 7–1–31	286	307,315
7.0%, 9–1–31	227	243,557
7.0%, 9–1–31	269	287,940
7.0%, 11–1–31	66	70,931
6.5%, 2–1–32	1,032	1,088,160
7.0%, 2–1–32	324	348,105
7.0%, 2–1–32	330	354,114
7.0%, 3–1–32	217	232,702
7.0%, 7–1–32	474	504,832
6.0%, 9–1–32	1,968	2,028,570
6.0%, 2–1–33	466	480,059
5.5%, 5–1–33	1,515	1,534,122
5.5%, 5–1–33	400	405,583
5.5%, 6–1–33	690	698,440
Government National Mortgage Association Fixed Rate Pass–Through Certificates:
6.0%, 8–15–28	26	27,045
6.5%, 8–15–28	44	45,512
United States Department of Veterans Affairs, Guaranteed REMIC Pass–Through Certificates, Vendee Mortgage Trust, 1997–A Class 3–A,
8.293%, 12–15–26	118	131,024
		13,416,230
Treasury Inflation Protected Obligations – 0.26%
United States Treasury Note,
3%, 7–15–12 (C)	1,000	1,315,213

Treasury Obligations – 12.90%
United States Treasury Bonds:
7.5%, 11–15–16	1,500	1,959,375
7.25%, 8–15–22	4,000	5,342,500
6.25%, 8–15–23	5,250	6,459,553
5.25%, 2–15–29	1,150	1,297,075
United States Treasury Notes:
2.625%, 5–15–08	4,000	4,006,248
4.75%, 11–15–08	4,000	4,081,876
4.0%, 3–15–10	3,200	3,349,251
4.25%, 10–15–10	10,000	10,660,940
3.875%, 2–15–13	3,000	3,204,141
3.625%, 5–15–13	3,000	3,169,923
4.25%, 8–15–13	4,000	4,356,564
4.25%, 8–15–15	17,000	18,519,375
		66,406,821

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 15.98%		$82,225,492

(Cost: $76,468,218)

SHORT–TERM SECURITIES

Commercial Paper
Beverages – 1.26%
Coca–Cola Company (The),
2.2%, 4–14–08	5,000	4,996,028
PepsiCo, Inc.,
2.16%, 4–30–08	1,500	1,497,390
		6,493,418
Capital Equipment – 1.17%
Deere (John) Capital Corporation,
2.28%, 4–3–08	2,000	1,999,747
Illinois Tool Works Inc.,
2.35%, 4–1–08	4,000	4,000,000
		5,999,747
Computers –– Main and Mini – 1.17%
IBM International Group Capital LLC,
2.25%, 4–3–08	6,000	5,999,250

Finance Companies – 0.90%
Prudential Funding LLC,
2.25%, 4–28–08	3,000	2,994,937
USAA Capital Corp.,
2.3%, 4–7–08	1,642	1,641,371
		4,636,308
Household –– General Products – 0.38%
Fortune Brands Inc.,
3.4%, 4–1–08	897	897,000
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
2.25%, 4–3–08	1,045	1,044,869
		1,941,869
Retail –– Food Stores – 0.58%
Walgreen Co.,
2.32%, 4–4–08	3,000	2,999,420

Security and Commodity Brokers – 0.77%
American Express Credit Corp.,
2.71%, 4–28–08	4,000	3,991,870

Utilities –– Electric – 1.36%
Detroit Edison Co.,
2.87%, 4–1–08	2,000	2,000,000
Wisconsin Electric Power Co.,
2.5%, 4–24–08	5,000	4,992,014
		6,992,014
Total Commercial Paper – 7.59%		39,053,896

United States Government Agency Obligations – 0.97%
Federal Home Loan Bank,
1.5%, 4–1–08	5,000	5,000,000

TOTAL SHORT–TERM SECURITIES – 8.56%		$44,053,896

(Cost: $44,053,896)

TOTAL INVESTMENT SECURITIES – 100.00%		$514,551,841

(Cost: $394,237,874)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

	Investments	Other Financial Instruments+	Total
Assets
Level 1 – Quoted Prices	$375,602,088	$ –	$375,602,088
Level 2 – Other Significant Observable Inputs	138,949,588	–	138,949,588
Level 3 – Significant Unobservable Inputs	165	–	165
Total	$514,551,841	$ –	$514,551,841

Liabilities
Level 1 – Quoted Prices	–	–	–
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$ –	$ –	$ –

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Total	Other Financial Instruments+
Assets
Beginning balance 12/31/07	$165	$ –	$165
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation (depreciation)	–	–	–
Net purchases (sales)	–	–	–
Transfers in and/or out of Level 3	–	–	–
Ending Balance 3/31/08	$165	$ –	$165

Liabilities
Beginning balance 12/31/07	–	–	–
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation (depreciation)	–	–	–
Net purchases (sales)	–	–	–
Transfers in and/or out of Level 3	–	–	–
Ending Balance 3/31/08	$ –	$ –	$ –

Net change in unrealized appreciation (depreciation) from investments still held as of 3/31/08	$(13,479)	$ –	$(13,479)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At March 31, 2008, the total value of these securities amounted to $1,602,512 or 0.31% of total investments.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At March 31, 2008, the total value of these securities amounted to $2,829,305 or 0.55% of total investments.

(C)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation–adjusted principal by one half of the stated rate for each semiannual interest payment date.

The Investments of W&R Target Bond Portfolio
March 31, 2008

	Principal Amount in
CORPORATE DEBT SECURITIES	Thousands	Value

Banks – 1.39%
First Union National Bank of Florida,
6.18%, 2–15–36	$4,000	$4,177,976

Beverages – 0.78%
Coca–Cola Company (The),
5.35%, 11–15–17	2,250	2,349,567

Broadcasting – 0.91%
Comcast Cable Communications, Inc.,
8.5%, 5–1–27	1,250	1,464,562
EchoStar DBS Corporation,
6.375%, 10–1–11	750	720,000
Westinghouse Electric Corporation,
8.875%, 6–14–14	500	545,947
		2,730,509
Business Equipment and Services – 0.56%
International Lease Finance Corporation,
5.0%, 4–15–10	1,500	1,501,569
Quebecor World Capital Corporation,
4.875%, 11–15–08 (A)	425	174,250
		1,675,819
Chemicals –– Petroleum and Inorganic – 0.69%
E.I. du Pont de Nemours and Company,
5.0%, 1–15–13	2,000	2,083,386

Coal – 0.34%
Peabody Energy Corporation,
6.875%, 3–15–13	1,000	1,015,000

Construction Materials – 0.90%
Hanson PLC,
7.875%, 9–27–10	2,500	2,710,567

Finance Companies – 14.74%
Alternative Loan Trust 2005–J4,
5.5%, 11–25–35	1,750	1,393,269
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass–Through Certificates, Series 2005–2,
4.783%, 7–10– 43 (B)	2,500	2,434,008
CHL Mortgage Pass–Through Trust 2005–28,
5.25%, 1–25–19	2,766	2,570,584
CHYPS CBO 1997–1 Ltd.,
6.72%, 1–15–10 (C)	187	17,796
COMM 2005–C6,
5.144%, 6–10– 44	6,000	5,893,104
First Horizon Alternative Mortgage Securities Trust 2005–FA6,
5.5%, 9–25–35	2,265	2,073,142
GSR Mortgage Loan Trust 2004–2F,
7.0%, 1–25–34	988	1,021,115
General Electric Capital Corporation:
4.625%, 4–10–12 (B)	2,000	1,913,398
5.25%, 10–19–12	1,750	1,819,193
General Motors Acceptance Corporation,
5.125%, 5–9–08	2,500	2,485,330
IBM International Group Capital LLC,
5.05%, 10–22–12	1,000	1,044,980
ISA Capital do Brasil S.A.,
7.875%, 1–30–12 (D)	500	516,250
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass–Through Certificates, Series 2004–C1,
4.719%, 1–15–38	2,000	1,932,838
MASTR Adjustable Rate Mortgages Trust 2005–1,
6.001%, 3–25–35 (B)	2,781	2,677,609
Merrill Lynch Mortgage Trust 2005–CIP1,
4.949%, 7–12–38 (B)	2,000	1,949,117
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass–Through Certificates: Series 2004–1,
4.6988%, 2–25–34 (B)	968	680,581
Series 2004–3AC,
4.9348%, 3–25–34 (B)	1,603	1,190,420
Series 2004–5,
4.81024%, 5–25–34 (B)	1,529	764,584
Series 2004–12,
5.44095%, 9–25–34 (B)	2,443	1,099,347
Series 2004–18,
5.97722%, 12–25–34 (B)	3,319	1,659,352
Series 2005–21,
5.69282%, 11–25–35 (B)	1,233	616,747
Structured Adjustable Rate Mortgage Loan Trust: Series 2005–22,
5.60901%, 12–25–35 (B)	1,272	635,861
Series 2006–1,
6.062%, 2–25–36 (B)	1,291	451,841
Structured Asset Securities Corporation Trust 2005–16,
5.5%, 9–25–35	3,000	2,660,086
Student Loan Marketing Association,
0.0%, 10–3–22	3,000	1,506,654
TIAA Global Markets, Inc.,
5.125%, 10–10–12 (C)	1,000	1,034,992
Wells Fargo Mortgage Pass–Through Certificates, Series 2003–10,
4.5%, 9–25–18	2,500	2,349,048
		44,391,246
Food and Related – 0.17%
ConAgra, Inc.,
6.7%, 8–1–27	500	519,710

Forest and Paper Products – 0.12%
Westvaco Corporation,
7.5%, 6–15–27	364	376,387

Health Care –– Drugs – 0.69%
Abbott Laboratories,
5.6%, 5–15–11	1,000	1,062,820
Merck & Co., Inc.,
4.75%, 3–1–15	1,000	1,011,975
		2,074,795
Homebuilders, Mobile Homes – 0.47%
Pulte Homes, Inc.,
4.875%, 7–15–09	1,500	1,417,500

Hospital Supply and Management – 0.13%
HCA – The Healthcare Company,
8.75%, 9–1–10	381	381,000

Household –– General Products – 0.84%
Procter & Gamble Company (The),
8.0%, 9–1–24	2,000	2,540,344

Household –– Major Appliances – 0.33%
Controladora Mabe S.A. de C.V.,
6.5%, 12–15–15 (C)	1,000	990,000

Insurance –– Property and Casualty – 0.69%
Berkshire Hathaway Finance Corporation,
4.75%, 5–15–12	2,000	2,079,454

Leisure Time Industry – 0.51%
Walt Disney Company (The),
4.7%, 12–1–12	1,500	1,540,323

Mining – 0.35%
BHP Billiton Finance (USA) Limited,
5.0%, 12–15–10	1,030	1,060,493

Petroleum –– Domestic – 0.78%
Chesapeake Energy Corporation,
7.5%, 9–15–13	1,250	1,287,500
Duke Energy Corporation,
6.25%, 1–15–12	1,000	1,074,274
		2,361,774
Petroleum –– Services – 0.51%
Halliburton Company,
6.75%, 2–1–27	1,400	1,520,666

Security and Commodity Brokers – 2.00%
JPMorgan Chase & Co.,
6.0%, 1–15–18	3,000	3,130,776
Merrill Lynch & Co., Inc.,
5.45%, 7–15–14	3,000	2,881,722
		6,012,498
Utilities –– Electric – 1.34%
Dominion Resources, Inc.,
5.25%, 8–1–33	2,500	2,481,080
HQI Transelec Chile S.A.,
7.875%, 4–15–11	750	810,893
Pepco Holdings, Inc.,
4.0%, 5–15–10	750	753,544
		4,045,517
Utilities –– Gas and Pipeline – 0.66%
Tennessee Gas Pipeline Company,
7.0%, 3–15–27	2,000	1,972,888

Utilities –– Telephone – 2.84%
AT&T Inc.,
4.95%, 1–15–13	750	752,859
British Telecommunications plc,
5.15%, 1–15–13	3,500	3,450,521
Deutsche Telekom International Finance B.V.,
8.0%, 6–15–10	1,500	1,604,942
New York Telephone Company,
6.7%, 11–1–23	750	740,162
Pacific Bell,
7.25%, 11–1–27	750	760,350
SBC Communications Inc.,
3.2775%, 11–14–08 (B)	500	500,053
Telefonos de Mexico, S.A. de C.V.,
4.5%, 11–19–08	750	750,176
		8,559,063

TOTAL CORPORATE DEBT SECURITIES – 32.74%		$98,586,482

(Cost: $105,230,275)

OTHER GOVERNMENT SECURITIES

Brazil – 0.19%
Federative Republic of Brazil (The),
9.25%, 10–22–10	500	567,000

Canada – 0.62%
Province de Quebec,
7.14%, 2–27–26	1,500	1,886,753

Supranational – 0.36%
Inter–American Development Bank,
8.4%, 9–1–09	1,000	1,078,122

TOTAL OTHER GOVERNMENT SECURITIES – 1.17%		$3,531,875

(Cost: $3,080,651)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations – 12.89%
Federal Agricultural Mortgage Corporation Guaranteed Notes Trust 2006–1,
4.875%, 1–14–11	7,500	7,932,750
Federal Farm Credit Bank,
3.75%, 12–6–10	1,225	1,262,182
Federal Home Loan Mortgage Corporation:
3.625%, 9–15–08	2,000	2,011,162
2.375%, 5–28–10	1,300	1,301,342
5.0%, 10–18–10	2,500	2,651,413
4.75%, 5–6–13	2,000	2,004,558
5.375%, 1–9–14	5,250	5,340,468
5.0%, 12–14–18	5,054	4,948,093
5.2%, 3–5–19	2,500	2,545,080
Federal National Mortgage Association:
5.08%, 5–14–10	2,000	2,062,504
5.125%, 11–2–12	4,000	4,176,364
4.0%, 1–18–13	2,500	2,579,640
		38,815,556
Mortgage–Backed Obligations – 40.05%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
5.241%, 6–1–34	400	403,189
5.684%, 7–1–36	1,187	1,218,349
5.452%, 12–1–36	3,072	3,120,558
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.0%, 5–15–16	1,091	1,098,695
3.5%, 12–15–16	559	554,334
5.0%, 5–15–19	1,000	1,019,403
5.0%, 7–15–19	1,025	1,043,480
5.0%, 5–15–23	1,500	1,510,089
5.5%, 10–15–23 (Interest Only)	1,258	30,708
5.5%, 4–15–24 (Interest Only)	335	9,640
5.5%, 4–15–24 (Interest Only)	1,577	48,432
5.0%, 6–15–24 (Interest Only)	1,340	66,084
5.0%, 11–15–24	626	634,571
5.0%, 3–15–25	4,000	3,923,931
6.0%, 3–15–29	281	291,096
5.0%, 7–15–29 (Interest Only)	1,388	146,185
7.5%, 9–15–29	507	541,141
4.25%, 3–15–31	938	933,614
5.0%, 5–15–31	3,793	3,846,113
5.0%, 9–15–31 (Interest Only)	2,408	359,541
5.0%, 9–15–32	1,500	1,476,914
5.5%, 5–15–34	741	762,181
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
4.0%, 6–1–14	998	1,003,280
5.5%, 1–1–17	76	78,137
5.5%, 5–1–17	84	86,199
4.5%, 1–1–18	912	910,793
4.5%, 4–1–18	916	915,912
4.5%, 3–1–19	1,225	1,222,307
5.0%, 6–1–21	1,595	1,614,463
6.0%, 9–1–21	1,894	1,950,534
5.0%, 11–1–21	2,348	2,374,841
5.5%, 3–1–22	953	974,913
5.5%, 6–1–22	902	921,106
6.0%, 8–1–22	2,817	2,900,155
5.0%, 7–1–25	2,236	2,247,908
6.0%, 2–1–27	2,429	2,499,797
6.0%, 11–1–28	526	544,147
6.5%, 10–1–31	97	101,010
6.5%, 11–1–31	118	123,607
6.0%, 2–1–32	252	260,722
5.0%, 3–1–35	1,526	1,513,658
5.5%, 10–1–35	1,213	1,227,104
5.5%, 8–1–36	1,731	1,749,711
Federal Home Loan Mortgage Corporation Non–Agency REMIC/CMO: 5.5%, 12–15–13 (Interest Only)	660	79,254
5.5%, 3–15–31	2,530	2,604,028
5.5%, 9–15–31	3,750	3,862,006
Federal National Mortgage Association Adjustable Rate Pass–Through Certificates,
5.393%, 12–1–36 (B)	1,721	1,745,828
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 3–25–18	3,500	3,586,718
5.0%, 3–25–18 (Interest Only)	598	27,347
5.0%, 6–25–18	2,173	2,243,668
5.5%, 6–25–18	3,144	3,264,448
5.0%, 9–25–18	500	516,146
5.0%, 6–25–22	1,242	1,257,089
5.0%, 3–25–29	5,100	5,155,934
5.5%, 2–25–32	1,500	1,532,552
4.0%, 11–25–32	551	539,514
4.0%, 3–25–33	550	538,760
3.5%, 8–25–33	1,310	1,228,204
5.5%, 11–25–36 (Interest Only)	9,686	2,102,070
Federal National Mortgage Association Fixed Rate Pass–Through Certificates:
6.0%, 11–1–13	7	7,710
7.0%, 10–1–14	8	8,882
6.0%, 3–1–16	27	27,692
6.0%, 3–1–16	29	29,540
5.5%, 1–1–17	726	745,278
5.5%, 2–1–17	290	297,709
5.5%, 1–1–18	453	464,548
5.0%, 3–1–18	831	842,859
5.0%, 3–1–18	1,723	1,747,127
4.0%, 11–1–18	983	965,897
4.5%, 6–1–19	2,906	2,901,285
4.5%, 8–1–19	4,006	3,999,181
5.0%, 12–1–19	2,752	2,787,416
5.0%, 6–1–20	862	872,271
5.5%, 11–1–22	3,922	4,007,000
5.5%, 10–1–23	655	674,259
5.0%, 4–1–24	2,277	2,282,954
6.0%, 12–1–28	100	103,065
5.5%, 2–1–33	3,062	3,102,726
6.0%, 4–1–33	1,000	1,030,636
5.5%, 6–1–33	2,046	2,071,823
5.0%, 9–1–33	3,768	3,739,676
6.5%, 11–1–37	1,000	1,027,083
5.5%, 1–25–39	897	916,576
Federal National Mortgage Association Non–Agency REMIC/CMO:
4.5%, 7–25–24	1,000	964,503
5.5%, 9–25–31	1,000	1,021,366
4.5%, 12–25–34	2,000	1,986,281
Government National Mortgage Association Adjustable Rate Pass–Through Certificates,
4.75%, 1–20–34 (B)	443	444,183
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
5.5%, 6–20–28	1,921	83,175
Government National Mortgage Association Fixed Rate Pass–Through Certificates:
6.5%, 1–15–14	10	10,996
7.5%, 3–15–15	10	10,296
6.0%, 8–15–16	39	39,874
6.0%, 12–15–16	78	80,962
5.5%, 1–15–17	91	93,740
6.0%, 1–15–17	76	78,726
5.5%, 7–15–17	148	151,968
5.5%, 10–15–17	108	110,448
5.0%, 12–15–17	620	631,221
7.5%, 7–15–23	11	11,619
7.5%, 12–15–23	104	111,804
8.0%, 9–15–25	47	51,042
7.0%, 7–20–27	14	14,946
7.0%, 8–20–27	39	41,655
7.0%, 6–15–28	13	14,340
6.5%, 5–15–29	76	79,188
7.0%, 7–15–29	20	21,014
7.5%, 7–15–29	32	34,536
Government National Mortgage Association Non–Agency REMIC/CMO,
4.0%, 1–16–30	369	362,749
United States Department of Veterans Affairs, Guaranteed REMIC Pass–Through Certificates, Vendee Mortgage Trust, 2003–2 Class E,
5.0%, 12–15–25	929	930,797
		120,576,740
Treasury Obligations – 10.37%
United States Treasury Bond Principal STRIPS,
0.0%, 11–15–21	3,050	1,672,409
United States Treasury Bonds,
6.125%, 11–15–27	10,000	12,417,970
United States Treasury Notes:
4.375%, 8–15–12	7,000	7,620,158
4.25%, 8–15–13	7,450	8,114,100
8.0%, 11–15–21	1,000	1,409,375
		31,234,012

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 63.31%		$190,626,308

(Cost: $185,272,076)

SHORT–TERM SECURITIES

Capital Equipment – 1.33%
Illinois Tool Works Inc.,
2.35%, 4–1–08	4,000	4,000,000

Food and Related – 1.45%
ConAgra Foods, Inc.,
3.4%, 4–2–08	4,367	4,366,588

TOTAL SHORT–TERM SECURITIES – 2.78%		$8,366,588

(Cost: $8,366,588)

TOTAL INVESTMENT SECURITIES – 100.00%		$301,111,253

(Cost: $301,949,590)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

	Investments	Other Financial Instruments+	Total
Assets
Level 1 – Quoted Prices	$ –	$ –	$ –
Level 2 – Other Significant Observable Inputs	291,858,725	–	291,858,725
Level 3 – Significant Unobservable Inputs	9,252,528	–	9,252,528
Total	$301,111,253	$ –	$301,111,253

Liabilities
Level 1 – Quoted Prices	$ –	$ –	$ –
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$ –	$ –	$ –

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Total	Other Financial Instruments+
Assets
Beginning balance 12/31/07	$10,549,100	$ –	$10,549,100
Net realized gain	7,901	–	7,901
Net change in unrealized depreciation++	(4,821,936)	–	(4,821,936)
Net purchases (sales)	3,517,463	–	3,517,463
Transfers in and/or out of Level 3	–	–	–
Ending Balance 3/31/08	$9,252,528	$ –	$9,252,528

Liabilities
Beginning balance 12/31/07	$ –	$ –	$ –
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation (depreciation)	–	–	–
Net purchases (sales)	–	–	–
Transfers in and/or out of Level 3	–	–	–
Ending Balance 3/31/08	$ –	$ –	$ –

Net change in unrealized depreciation from investments still held as of 3/31/08	$(4,821,936)	$ –	$(4,821,936)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

++Net change in unrealized depreciation includes $400 from change in accrued amortization.

(A)Non–income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(B)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At March 31, 2008, the total value of these securities amounted to $2,042,788, or 0.68% of total investments.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At March 31, 2008, the total value of these securities amounted to $8,449,000, or 2.81% of total investments.

The Investments of W&R Target Core Equity Portfolio
March 31, 2008

COMMON STOCKS	Shares	Value

Aircraft – 3.36%
Boeing Company (The)	82,900	$6,165,273
Raytheon Company	236,300	15,267,343
		21,432,616
Banks – 1.51%
Bank of America Corporation	253,400	9,606,394

Beverages – 4.23%
Coca–Cola Company (The)	442,800	26,953,236

Capital Equipment – 8.43%
Deere & Company	467,300	37,589,612
Foster Wheeler Ltd.*	97,900	5,549,951
Joy Global Inc.	162,700	10,592,583
		53,732,146
Chemicals –– Petroleum and Inorganic – 3.17%
Monsanto Company	181,100	20,192,650

Chemicals –– Specialty – 2.07%
Air Products and Chemicals, Inc.	143,650	13,215,800

Computers –– Main and Mini – 5.01%
Hewlett–Packard Company	538,500	24,587,910
Xerox Corporation	490,500	7,342,785
		31,930,695
Computers –– Micro – 3.42%
Apple Inc.*	151,800	21,786,336

Computers –– Peripherals – 2.40%
Adobe Systems Incorporated*	430,900	15,322,804

Defense – 5.21%
General Dynamics Corporation	398,300	33,206,271

Electronic Instruments – 2.99%
Applied Materials, Inc.	375,800	7,324,342
Thermo Fisher Scientific Inc.*	206,700	11,748,828
		19,073,170
Finance Companies – 1.86%
Capital One Financial Corporation	241,400	11,881,708

Food and Related – 1.33%
Wm. Wrigley Jr. Company	135,200	8,495,968

Health Care –– Drugs – 6.53%
Abbott Laboratories	418,000	23,052,700
Merck & Co., Inc.	488,800	18,549,960
		41,602,660
Health Care –– General – 2.00%
Baxter International Inc.	107,000	6,186,740
Becton, Dickinson and Company	76,200	6,541,770
		12,728,510
Household –– General Products – 2.62%
Colgate–Palmolive Company	214,300	16,696,113

Metal Fabrication – 1.58%
Loews Corporation, Carolina Group	138,600	10,055,430

Motor Vehicle Parts – 0.90%
BorgWarner Inc.	133,500	5,744,505

Motor Vehicles – 1.65%
Ford Motor Company*	1,836,600	10,505,352

Multiple Industry – 0.93%
Altria Group, Inc.	266,100	5,907,420

Non–Residential Construction – 1.85%
Fluor Corporation	83,600	11,800,976

Petroleum –– International – 6.05%
Devon Energy Corporation	139,000	14,501,870
Exxon Mobil Corporation	284,076	24,027,148
		38,529,018
Petroleum –– Services – 7.30%
Schlumberger Limited	160,000	13,920,000
Smith International, Inc.	189,600	12,178,008
Transocean Inc.	38,128	5,154,906
Weatherford International Ltd.*	210,800	15,276,676
		46,529,590
Railroad – 2.42%
Union Pacific Corporation	122,800	15,396,664

Restaurants – 1.59%
YUM! Brands, Inc.	271,800	10,113,678

Security and Commodity Brokers – 6.79%
CME Group Inc.	29,300	13,744,630
Charles Schwab Corporation (The)	1,192,300	22,433,125
J.P. Morgan Chase & Co.	165,900	7,125,405
		43,303,160
Steel – 1.04%
Companhia Vale do Rio Doce, ADR	192,100	6,654,344

Timesharing and Software – 1.07%
Visa Inc., Class A*	109,800	6,847,128

Tobacco – 2.11%
Philip Morris International Inc.*	266,100	13,459,338

Utilities –– Electric – 3.88%
Mirant Corporation*	494,200	17,983,938
NRG Energy, Inc.*	173,800	6,776,462
		24,760,400

TOTAL COMMON STOCKS – 95.30%		$607,464,080

(Cost: $486,222,109)

	Principal Amount in
SHORT–TERM SECURITIES	Thousands

Apparel – 0.94%
NIKE, Inc.,
2.28%, 4–11–08	$6,000	5,996,200

Beverages – 0.63%
Diageo Capital plc (Diageo plc),
3.0%, 4–25–08	4,000	3,992,000

Capital Equipment – 0.31%
Deere (John) Capital Corporation,
2.28%, 4–3–08	2,000	1,999,747

Electrical Equipment – 0.47%
W.W. Grainger, Inc.,
2.6%, 4–9–08	2,967	2,965,286

Food and Related – 0.78%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
3.38%, 4–2–08	5,000	4,999,530

Household – General Products – 0.63%
Fortune Brands Inc.,
3.4%, 4–1–08	3,981	3,981,000

Retail – Food Stores – 0.47%
Walgreen Co.,
2.32%, 4–4–08	3,000	2,999,420

Utilities – Electric – 0.47%
Detroit Edison Co.,
2.87%, 4–1–08	3,000	3,000,000

TOTAL SHORT–TERM SECURITIES – 4.70%		$29,933,183

(Cost: $29,933,183)

TOTAL INVESTMENT SECURITIES – 100.00%		$637,397,263

(Cost: $516,155,292)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized below.

      Level 1 – quoted prices in active markets for identical securities

      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

	Investments	Other Financial Instruments+	Total
Assets
Level 1 – Quoted Prices	$607,464,080	$ –	$607,464,080
Level 2 – Other Significant Observable Inputs	29,933,183	–	29,933,183
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$637,397,263	$ –	$637,397,263

Liabilities
Level 1 – Quoted Prices	–	–	–
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$ –	$ –	$ –

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Dividend Income Portfolio
March 31, 2008

COMMON STOCKS	Shares	Value

Aircraft – 3.12%
Goodrich Corporation	18,594	$1,069,341
Raytheon Company	41,205	2,662,255
		3,731,596
Banks – 3.75%
Bank of America Corporation	52,052	1,973,291
U.S. Bancorp	43,950	1,422,222
Wells Fargo & Company	37,500	1,091,250
		4,486,763
Beverages – 5.43%
Coca–Cola Company (The)	36,700	2,233,929
Diageo plc, ADR	25,311	2,058,291
PepsiCo, Inc.	30,434	2,197,335
		6,489,555
Business Equipment and Services – 0.98%
IntercontinentalExchange, Inc.*	8,950	1,167,975

Capital Equipment – 5.05%
Caterpillar Inc.	16,203	1,268,533
Chicago Bridge & Iron Company N.V., NY Shares	26,350	1,033,974
Deere & Company	46,418	3,733,864
		6,036,371
Chemicals –– Petroleum and Inorganic – 2.13%
Monsanto Company	22,856	2,548,444

Chemicals –– Specialty – 1.56%
Air Products and Chemicals, Inc.	20,270	1,864,840

Communications Equipment – 0.82%
Nokia Corporation, Series A, ADR	30,700	977,181

Computers –– Peripherals – 1.32%
Microsoft Corporation	55,650	1,575,451

Electrical Equipment – 0.94%
Emerson Electric Co.	21,768	1,120,181

Electronic Components – 0.82%
Microchip Technology Incorporated	29,808	976,361

Finance Companies – 1.02%
Capital One Financial Corporation	24,750	1,218,195

Food and Related – 1.02%
Wm. Wrigley Jr. Company	19,400	1,219,096

Health Care –– Drugs – 3.87%
Abbott Laboratories	49,100	2,707,865
Merck & Co., Inc.	50,400	1,912,680
		4,620,545
Hospital Supply and Management – 0.78%
Medtronic, Inc.	19,398	938,281

Hotels and Gaming – 1.13%
Starwood Hotels & Resorts Worldwide, Inc.	26,000	1,345,500

Household –– General Products – 4.23%
Colgate–Palmolive Company	36,965	2,879,943
Procter & Gamble Company (The)	31,018	2,173,431
		5,053,374
Insurance –– Life – 1.49%
Aflac Incorporated	27,394	1,779,240

Insurance –– Property and Casualty – 2.13%
ACE Limited	14,089	775,740
Everest Re Group, Ltd.	9,619	861,189
Travelers Companies, Inc. (The)	19,043	911,208
		2,548,137
Metal Fabrication – 1.66%
Loews Corporation, Carolina Group	27,314	1,981,631

Multiple Industry – 3.73%
Altria Group, Inc.	44,857	995,825
Consolidated Communications Holdings, Inc.	69,800	1,055,376
General Electric Company	33,368	1,234,950
NuStar GP Holdings, LLC	46,150	1,168,057
		4,454,208
Non–Residential Construction – 2.94%
Fluor Corporation	24,911	3,516,437

Petroleum –– Domestic – 1.44%
XTO Energy Inc.	27,900	1,725,894

Petroleum –– International – 6.02%
Anadarko Petroleum Corporation	9,588	604,332
Apache Corporation	20,159	2,435,610
Exxon Mobil Corporation	38,107	3,223,090
Marathon Oil Corporation	20,482	933,979
		7,197,011
Petroleum –– Services – 9.03%
National Oilwell Varco, Inc.*	28,648	1,672,470
Schlumberger Limited	43,089	3,748,743
Smith International, Inc.	27,750	1,782,383
Transocean Inc.	7,793	1,053,614
Weatherford International Ltd.*	27,874	2,020,029
Williams Pipeline Partners L.P.*	29,250	510,413
		10,787,652
Railroad – 2.27%
Burlington Northern Santa Fe Corporation	11,174	1,030,466
Union Pacific Corporation	13,410	1,681,346
		2,711,812
Real Estate Investment Trust – 2.70%
Douglas Emmett, Inc.	49,650	1,095,279
ProLogis	14,329	843,405
Simon Property Group, Inc.	13,836	1,285,503
		3,224,187
Restaurants – 1.24%
McDonald's Corporation	26,573	1,481,976

Retail –– General Merchandise – 1.38%
Nordstrom, Inc.	33,950	1,106,770
Target Corporation	10,800	547,344
		1,654,114
Security and Commodity Brokers – 8.14%
AllianceBernstein Holding L.P.	32,595	2,065,871
CME Group Inc.	6,023	2,825,389
J.P. Morgan Chase & Co.	59,516	2,556,212
Merrill Lynch & Co., Inc.	25,350	1,032,759
Morgan Stanley	27,200	1,243,040
		9,723,271
Steel – 1.30%
Nucor Corporation	22,950	1,554,633

Timesharing and Software – 0.52%
Visa Inc., Class A*	10,000	623,600

Tobacco – 2.74%
Philip Morris International Inc.*	44,857	2,268,867
Reynolds American Inc.	17,072	1,007,760
		3,276,627
Utilities –– Electric – 2.51%
Dominion Resources, Inc.	27,956	1,141,723
NRG Energy, Inc.*	47,692	1,859,511
		3,001,234
Utilities –– Gas and Pipeline – 1.50%
El Paso Pipeline Partners, L.P.	37,600	852,016
Enbridge Inc.	22,995	946,474
		1,798,490
Utilities –– Telephone – 0.79%
Iowa Telecommunications Services, Inc.	53,238	943,910

TOTAL COMMON STOCKS – 91.50%		$109,353,773

(Cost: $92,490,351)

	Principal Amount in
SHORT–TERM SECURITIES	Thousands

Beverages – 1.25%
Coca–Cola Company (The),
2.2%, 4–14–08	$1,500	1,498,808

Electrical Equipment – 3.35%
Emerson Electric Co.,
2.2%, 4–10–08	4,000	3,997,800

Food and Related – 3.90%
ConAgra Foods, Inc.,
3.4%, 4–2–08	4,663	4,662,560

TOTAL SHORT–TERM SECURITIES – 8.50%		$10,159,168

(Cost: $10,159,168)

TOTAL INVESTMENT SECURITIES – 100.00%		$119,512,941

(Cost: $102,649,519)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

	Investments	Other Financial Instruments+	Total
Assets
Level 1 – Quoted Prices	$109,353,773	$ –	$109,353,773
Level 2 – Other Significant Observable Inputs	10,159,168	–	10,159,168
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$119,512,941	$ –	$119,512,941

Liabilities
Level 1 – Quoted Prices	–	–	–
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$ –	$ –	$ –

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Energy Portfolio
March 31, 2008

COMMON STOCKS	Shares	Value

Business Equipment and Services – 5.38%
Bucyrus International, Inc., Class A	3,750	$381,112
EnergySolutions, Inc.	16,450	377,363
IntercontinentalExchange, Inc.*	3,150	411,075
Jacobs Engineering Group Inc.*	5,200	382,668
		1,552,218
Capital Equipment – 5.40%
Cameron International Corporation*	15,650	651,666
Chicago Bridge & Iron Company N.V., NY Shares	6,800	266,832
Shaw Group Inc. (The)*	4,750	223,915
SunPower Corporation, Class A*	3,250	241,881
Suntech Power Holdings Co., Ltd., ADR*	4,250	172,380
		1,556,674
Coal – 3.64%
Arch Coal, Inc.	6,350	276,225
CONSOL Energy Inc.	3,500	242,165
Foundation Coal Holdings, Inc.	3,950	198,803
Peabody Energy Corporation	6,550	334,050
		1,051,243
Electrical Equipment – 2.40%
First Solar, Inc.*	3,000	692,490

Electronic Instruments – 1.89%
Applied Materials, Inc.	21,800	424,882
Energy Conversion Devices, Inc.*	4,000	119,740
		544,622
Mining – 0.48%
Cameco Corporation	4,200	138,348

Non–Residential Construction – 2.50%
Fluor Corporation	3,650	515,234
Technip SA, ADR	2,650	205,693
		720,927
Petroleum – Canada – 0.95%
Suncor Energy Inc.	2,850	274,598

Petroleum –– Domestic – 7.30%
Continental Resources, Inc.*	15,200	484,728
SandRidge Energy, Inc.*	10,050	393,458
Sunoco, Inc.	4,400	230,868
Valero Energy Corporation	7,050	346,226
XTO Energy Inc.	10,512	650,272
		2,105,552
Petroleum –– International – 27.36%
Anadarko Petroleum Corporation	4,600	289,938
Apache Corporation	6,850	827,617
BP p.l.c., ADR	7,500	454,875
CNOOC Limited, ADR	1,750	256,883
ConocoPhillips	5,150	392,481
Devon Energy Corporation	6,750	704,227
ENSCO International Incorporated	5,300	331,886
EOG Resources, Inc.	5,900	708,000
Exxon Mobil Corporation	7,950	672,411
Hess Corporation	3,400	299,812
Marathon Oil Corporation	6,700	305,520
Newfield Exploration Company*	10,550	557,568
Noble Energy, Inc.	7,500	546,000
Occidental Petroleum Corporation	6,900	504,873
PetroChina Company Limited, ADR	800	100,248
Petroleo Brasileiro S.A. – Petrobras, ADR	1,800	183,798
Talisman Energy Inc.	18,050	319,485
Ultra Petroleum Corp.*	5,650	437,875
		7,893,497
Petroleum –– Services – 25.51%
BJ Services Company	19,100	544,541
Baker Hughes Incorporated	4,000	274,000
CVR Energy, Inc.*	12,800	294,784
Complete Production Services, Inc.*	23,700	543,678
FMC Technologies, Inc.*	3,050	173,514
Halliburton Company	15,950	627,313
Helix Energy Solutions Group, Inc.*	8,650	272,475
Nabors Industries Ltd.*	18,450	623,057
National Oilwell Varco, Inc.*	15,550	907,809
Patterson–UTI Energy, Inc.	12,250	320,583
Schlumberger Limited	9,850	856,950
Smith International, Inc.	8,150	523,475
Transocean Inc.	2,983	403,302
Weatherford International Ltd.*	10,650	771,806
Williams Pipeline Partners L.P.*	12,700	221,615
		7,358,902
Utilities –– Electric – 5.29%
Entergy Corporation	4,350	474,498
Exelon Corporation	5,550	451,048
Mirant Corporation*	7,600	276,564
NRG Energy, Inc.*	8,350	325,566
		1,527,676
Utilities –– Gas and Pipeline – 4.79%
El Paso Pipeline Partners, L.P.	12,400	280,984
Enbridge Inc.	10,000	411,600
Southwestern Energy Company*	20,500	690,645
		1,383,229

TOTAL COMMON STOCKS – 92.89%		$26,799,976

(Cost: $22,999,605)

	Principal Amount in
SHORT–TERM SECURITIES	Thousands

Aircraft – 3.53%
United Technologies Corporation,
2.3%, 4–1–08	$1,019	1,019,000

Electrical Equipment – 3.58%
W.W. Grainger, Inc.,
2.6%, 4–9–08	1,033	1,032,403

TOTAL SHORT–TERM SECURITIES – 7.11%		$2,051,403

(Cost: $2,051,403)

TOTAL INVESTMENT SECURITIES – 100.00%		$28,851,379

(Cost: $25,051,008)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

	Investments	Other Financial Instruments+	Total
Assets
Level 1 – Quoted Prices	$26,799,976	$ –	$26,799,976
Level 2 – Other Significant Observable Inputs	2,051,403	–	2,051,403
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$28,851,379	$ –	$28,851,379

Liabilities
Level 1 – Quoted Prices	–	–	–
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$ –	$ –	$ –

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Global Natural Resources Portfolio
March 31, 2008

COMMON STOCKS	Shares	Value

Australia – 0.75%
Paladin Energy Ltd (A)*	192,900	$862,595
Sino Gold Mining Limited (A)*	39,913	272,480
Sino Gold Mining Limited (A)(B)*	6,000	40,961
		1,176,036
Bermuda – 2.02%
Aquarius Platinum Limited (A)	73,300	1,084,509
Katanga Mining Limited (A)*	1,000	15,198
SeaDrill Limited (A)	38,600	1,034,670
Weatherford International Ltd.*	14,500	1,050,815
		3,185,192
Brazil – 10.11%
Bradespar S.A. (A)	69,500	1,881,376
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. (A)*	23,000	59,771
CESP – Companhia Energetica de Sao Paulo (A)*	29,000	484,242
CPFL Energia S.A. (A)	16,300	327,914
CPFL Energia S.A., ADR	5,300	323,194
Companhia de Saneamento Basico do Estado de Sao Paulo – SABESP (A)	14,400	320,219
Companhia de Saneamento Basico do Estado de Sao Paulo – SABESP, ADR	16,300	722,579
Companhia de Transmissao de Energia Eletrica Paulista (A)	8,100	187,647
Companhia Energetica de Minas Gerais – CEMIG (A)	38,800	696,750
Companhia Energetica de Minas Gerais – CEMIG, ADR	57,900	1,044,516
Companhia Vale do Rio Doce, ADR	29,000	845,350
Companhia Vale do Rio Doce, ADR	29,000	1,004,560
Cosan S.A. Industria e Comercio, Class A*	48,200	593,824
Petroleo Brasileiro S.A. – Petrobras, ADR	7,700	786,247
Suzano Bahia Sul Papel E Celulose S.A. (A)	191,300	2,887,979
Usinas Siderurgicas de Minas Gerais S.A. – USIMINA S (A)	38,600	2,248,202
Votorantim Celulose e Papel S.A. (A)	19,200	543,601
Votorantim Celulose e Papel S.A., ADR	33,800	963,638
		15,921,609
British Virgin Islands – 0.42%
ReneSola Ltd., ADR*	58,000	658,880

Canada – 9.37%
ARISE Technologies Corporation (A)*	105,000	194,359
Agnico–Eagle Mines Limited (A)	19,200	1,302,259
Aquiline Resources Inc. (A)*	33,900	293,605
Cameco Corporation (A)	77,500	2,555,020
First Quantum Minerals Ltd. (A)	13,500	1,094,783
First Uranium Corporation (A)*	11,600	86,114
Gerdau Ameristeel Corporation	55,600	784,516
IAMGOLD Corporation (A)	133,300	988,273
Kinross Gold Corporation (A)	28,900	644,756
Nexen Inc. (A)	48,200	1,430,340
Pason Systems Inc. (A)	49,200	723,776
Silver Wheaton Corp. (A)*	154,900	2,403,972
Trican Well Service Ltd. (A)	67,600	1,415,290
UTS Energy Corporation (A)*	121,000	616,523
Uranium Participation Corporation (A)(B)*	15,000	139,559
Xtreme Coil Drilling Corp. (A)*	11,200	81,835
		14,754,980
Cayman Islands – 3.73%
China High Speed Transmission Equipment Group Co., Ltd. (A)*	270,000	393,414
Noble Corporation	57,900	2,875,893
Transocean Inc.	19,200	2,595,840
		5,865,147
Chile – 0.58%
Sociedad Quimica y Minera de Chile S.A., ADR	39,000	911,820

China – 2.02%
JA Solar Holdings Co., Ltd., ADR*	38,500	713,983
Yingli Green Energy Holding Company Limited, ADR*	144,700	2,474,370
		3,188,353
Cyprus – 0.12%
Buried Hill Energy (Cyprus) Public Company Limited (A)(B)(C)*	65,000	182,000

France – 2.03%
Saft Groupe SA (A)	3,000	118,359
Schneider Electric SA (A)	7,700	996,340
Vallourec (A)	8,600	2,087,782
		3,202,481
Germany – 3.67%
Q–Cells AG (A)*	19,200	1,932,095
SGL Carbon AG (A)*	47,300	3,007,916
Siemens AG (A)	7,700	841,103
		5,781,114
Hong Kong – 0.18%
Guangdong Investment Limited (A)	578,000	287,416

Japan – 4.91%
IBIDEN CO., LTD. (A)	38,900	1,529,775
NGK INSULATORS, LTD. (A)	68,400	1,210,449
Shin–Etsu Chemical Co., Ltd. (A)	96,500	4,985,704
		7,725,928
Kazakhstan – 0.31%
Joint Stock Company KazMunaiGas Exploration Production, GDR (A)*	19,300	483,465

Luxembourg – 2.19%
Tenaris S.A., ADR	48,500	2,417,725
Ternium S.A., ADR	28,900	1,036,932
		3,454,657
Malaysia – 0.22%
Kuala Lumpur Kepong Berhad (A)	67,500	341,879

Mexico – 0.80%
Cemex, S.A. de C.V., ADR*	48,200	1,258,984

Netherlands – 0.26%
AMG Advanced Metallurgical Group N.V. (A)*	5,000	402,583

Norway – 3.89%
Aker Kvaerner ASA (A)	38,600	879,280
Renewable Energy Corporation ASA (A)*	188,100	5,245,162
		6,124,442
Papua New Guinea – 1.21%
Lihir Gold Limited (A)*	578,700	1,898,660

Philippines – 0.14%
PNOC Energy Development Corporation (A)	1,543,000	217,948

Russia – 7.23%
OAO LUKOIL, ADR	19,200	1,647,360
OJSC Rosneft Oil Company, GDR (A)	193,000	1,746,650
Open Joint Stock Company Gazprom, ADR (A)	135,000	6,837,750
Uralkali Group, GDR (A)*	28,100	1,152,100
		11,383,860
Singapore – 0.04%
Bio–Treat Technology Limited (A)	192,600	70,662

South Africa – 1.44%
Impala Platinum Holdings Limited (A)	48,500	1,871,825
Mvelaphanda Resources Limited (A)*	38,600	299,804
Simmer and Jack Mines, Limited (A)*	144,700	92,779
		2,264,408
Spain – 1.47%
ACCIONA, S.A. (A)	7,700	2,062,337
Gamesa Corporacion Tecnologica, S.A. (A)	5,400	246,381
		2,308,718
Taiwan – 1.10%
Epistar Corporation (A)	386,000	1,081,275
Everlight Electronics Co., Ltd. (A)	193,000	654,357
		1,735,632
Thailand – 0.46%
Thai Oil Public Company Limited (A)	327,900	729,014

United Kingdom – 0.29%
Randgold Resources Limited, ADR	9,700	449,595

United States – 38.85%
Allegheny Technologies Incorporated	45,100	3,218,336
Andersons, Inc. (The)	14,400	641,808
Boardwalk Pipeline Partners, LP	14,500	356,845
Bunge Limited	14,500	1,259,760
CONSOL Energy Inc.	67,500	4,670,325
Celanese Corporation, Series A	14,400	562,320
Cleveland–Cliffs Inc	23,100	2,767,842
Commercial Metals Company	5,200	155,844
Complete Production Services, Inc.*	52,800	1,211,232
Copano Energy, L.L.C., Units	12,500	426,938
Cytec Industries Inc.	7,700	414,645
Domtar Corporation*	482,000	3,292,060
E.I. du Pont de Nemours and Company	25,100	1,173,676
Energy Transfer Partners, L.P.	19,200	876,864
First Solar, Inc.*	7,700	1,777,391
General Electric Company	92,000	3,404,920
Halliburton Company	84,700	3,331,251
Helix Energy Solutions Group, Inc.*	38,600	1,215,900
Hercules Incorporated	70,000	1,280,300
Hornbeck Offshore Services, Inc.*	13,000	593,710
International Paper Company	39,800	1,082,560
Marathon Oil Corporation	29,000	1,322,400
Peabody Energy Corporation	94,500	4,819,500
Penn Virginia Corporation	14,400	634,896
Plains All American Pipeline, L.P.	14,500	689,330
Praxair, Inc.	24,100	2,029,943
Rock–Tenn Company, Class A	13,700	410,589
Rockwood Holdings, Inc.*	67,500	2,211,975
Schlumberger Limited	20,300	1,766,100
Smith International, Inc.	67,500	4,335,525
Sunoco, Inc.	56,000	2,938,320
SunPower Corporation, Class A*	25,500	1,897,838
Superior Energy Services, Inc.*	28,100	1,113,322
Tesoro Corporation	56,000	1,680,000
W–H Energy Services, Inc.*	14,400	991,440
Williams Partners L.P.	19,200	604,800
		61,160,505

TOTAL COMMON STOCKS – 99.81%		$157,125,968

(Cost: $136,647,121)

PREFERRED STOCKS – 0.13%

United States
Konarka Technologies, Inc., 8.0% Cumulative (B)(C)* (Cost: $210,800)	68,000	$210,800

	Principal Amount in
CORPORATE DEBT SECURITIES – 0.07%	Thousands

Brazil
Bahia Sul Celulose S.A.,
8.6141%, 12–1–12 (B)(C)(D)(E) (Cost: $87,640)	BRL 180	$102,582

	Face
UNREALIZED GAIN (LOSS) ON OPEN FORWARD	Amount in
CURRENCY CONTRACTS – (0.01%)	Thousands

British Pound, 5–7–08 (short) (D)	GBP 150	(3,387)
British Pound, 6–18–08 (short) (D)	120	2,136
Canadian Dollar, 4–9–08 (short) (D)	CAD 1,475	36,156
Canadian Dollar, 4–16–08 (short) (D)	1,900	20,587
Canadian Dollar, 4–23–08 (short) (D)	1,525	41,011
Canadian Dollar, 5–7–08 (short) (D)	600	14,454
Canadian Dollar, 5–28–08 (short) (D)	1,200	44,685
Canadian Dollar, 6–4–08 (short) (D)	1,002	32,543
Euro, 4–9–08 (short) (D)	EUR 440	(47,375)
Euro, 4–23–08 (short) (D)	750	(78,012)
Euro, 4–30–08 (short) (D)	800	(16,190)
Euro, 5–7–08 (short) (D)	450	(51,715)
Euro, 5–14–08 (short) (D)	440	(47,356)
Euro, 5–22–08 (short) (D)	440	(47,277)
Euro, 6–4–08 (short) (D)	750	(16,060)
Euro, 6–11–08 (short) (D)	1,000	(21,029)
Euro, 6–25–08 (short) (D)	440	1,066
South African Rand, 4–9–08 (short) (D)	ZAR 300	5,729
South African Rand, 4–16–08 (short) (D)	2,535	33,791
South African Rand, 4–23–08 (short) (D)	2,100	19,842
South African Rand, 4–30–08 (short) (D)	2,100	19,401
South African Rand, 5–7–08 (short) (D)	2,935	28,228
South African Rand, 5–14–08 (short) (D)	2,195	6,882
South African Rand, 5–22–08 (short) (D)	2,250	13,980
South African Rand, 6–19–08 (short) (D)	4,500	(4,817)
		$(12,727)

TOTAL INVESTMENT SECURITIES – 100.00%		$157,426,623

(Cost: $136,945,561)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

	Investments	Other Financial Instruments+	Total
Assets
Level 1 – Quoted Prices	$156,943,968	$ –	$156,943,968
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	495,382	–	495,382
Total	$157,439,350	$ –	$157,439,350

Liabilities
Level 1 – Quoted Prices	–	(12,727)	(12,727)
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$ –	$(12,727)	$(12,727)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Total	Other Financial Instruments+
Assets
Beginning balance 12/31/07	$502,635	$ –	$502,635
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation (depreciation)	(7,253)	–	(7,253)
Net purchases (sales)	–	–	–
Transfers in and/or out of Level 3	–	–	–
Ending Balance 3/31/08	$495,382	$ –	$495,382

Liabilities
Beginning balance 12/31/07	–	–	–
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation (depreciation)	–	–	–
Net purchases (sales)	–	–	–
Transfers in and/or out of Level 3	–	–	–
Ending Balance 3/31/08	$ –	$ –	$ –

Net change in unrealized appreciation (depreciation) from investments still held as of 3/31/08	$(7,253)	$ –	$(7,253)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At March 31, 2008, the total value of these securities amounted to $675,902 or 0.43% of total investments.

(C)Securities valued in good faith by the Valuation Committee subject to the supervision of the Board of Directors.

(D)Principal amounts are denominated in the indicated foreign currency, were applicable (BRL – Brazilian Real, CAD – Canadian Dollar, EUR – Euro, GBP – British Pound, ZAR – South African Rand).

(E)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

The Investments of W&R Target Growth Portfolio
March 31, 2008

COMMON STOCKS	Shares	Value

Aircraft – 3.62%
Boeing Company (The)	80,000	$5,949,600
Raytheon Company	260,000	16,798,600
United Technologies Corporation	270,000	18,581,400
		41,329,600
Beverages – 5.88%
Coca–Cola Company (The)	795,000	48,391,650
PepsiCo, Inc.	260,000	18,772,000
		67,163,650
Business Equipment and Services – 1.00%
IntercontinentalExchange, Inc.*	45,000	5,872,500
Jacobs Engineering Group Inc.*	75,000	5,519,250
		11,391,750
Capital Equipment – 6.23%
Deere & Company	505,000	40,622,200
Foster Wheeler Ltd.*	90,000	5,102,100
Joy Global Inc.	222,500	14,485,863
Manitowoc Company, Inc. (The)	268,000	10,934,400
		71,144,563
Chemicals –– Petroleum and Inorganic – 4.42%
Monsanto Company	452,500	50,453,750

Communications Equipment – 6.20%
Cisco Systems, Inc.*	1,300,000	31,336,500
Nokia Corporation, Series A, ADR	815,000	25,941,450
QUALCOMM Incorporated	330,000	13,525,050
		70,803,000
Computers –– Main and Mini – 3.12%
Hewlett–Packard Company	780,000	35,614,800

Computers –– Micro – 2.86%
Apple Inc.*	228,000	32,722,560

Computers –– Peripherals – 2.52%
Adobe Systems Incorporated*	320,000	11,379,200
Electronic Arts Inc.*	350,000	17,465,000
		28,844,200
Consumer Electronics – 2.51%
Research In Motion Limited*	255,100	28,634,975

Defense – 3.12%
General Dynamics Corporation	427,100	35,607,327

Electrical Equipment – 1.13%
Emerson Electric Co.	250,000	12,865,000

Electronic Components – 0.99%
Microchip Technology Incorporated	343,600	11,254,618

Electronic Instruments – 1.80%
Thermo Fisher Scientific Inc.*	362,500	20,604,500

Food and Related – 0.62%
Wm. Wrigley Jr. Company	112,000	7,038,080

Health Care –– Drugs – 14.63%
Abbott Laboratories	798,000	44,009,700
Alcon, Inc.	143,600	20,427,100
Allergan, Inc.	201,000	11,334,390
Genentech, Inc.*	365,000	29,630,700
Gilead Sciences, Inc.*	1,004,800	51,762,272
Roche Holding Ltd, ADR	105,000	9,919,875
		167,084,037
Health Care –– General – 4.77%
Baxter International Inc.	390,000	22,549,800
DENTSPLY International Inc.	297,500	11,490,937
Zimmer Holdings, Inc.*	262,000	20,399,320
		54,440,057
Hospital Supply and Management – 1.14%
Stryker Corporation	200,000	13,010,000

Hotels and Gaming – 3.10%
International Game Technology	490,000	19,702,900
Las Vegas Sands, Inc.*	213,600	15,729,504
		35,432,404
Household –– General Products – 4.43%
Colgate–Palmolive Company	650,000	50,641,500

Insurance –– Life – 1.53%
Aflac Incorporated	270,000	17,536,500

Non–Residential Construction – 0.93%
Fluor Corporation	75,000	10,587,000

Petroleum –– Services – 8.25%
McDermott International, Inc.*	200,000	10,964,000
National Oilwell Varco, Inc.*	137,500	8,027,250
Schlumberger Limited	383,100	33,329,700
Smith International, Inc.	562,800	36,148,644
Weatherford International Ltd.*	80,000	5,797,600
		94,267,194
Restaurants – 2.72%
McDonald's Corporation	277,500	15,476,175
YUM! Brands, Inc.	420,700	15,654,247
		31,130,422
Retail –– General Merchandise – 0.99%
Kohl's Corporation*	265,000	11,365,850

Security and Commodity Brokers – 3.44%
CME Group Inc.	61,700	28,943,470
Goldman Sachs Group, Inc. (The)	62,600	10,353,414
		39,296,884
Timesharing and Software – 0.75%
Google Inc., Class A*	19,460	8,582,152

Utilities –– Telephone – 0.95%
China Mobile (Hong Kong) Limited, ADR	145,000	10,876,450

TOTAL COMMON STOCKS – 93.65%		$1,069,722,823

(Cost: $796,007,674)

	Principal Amount in
SHORT–TERM SECURITIES	Thousands

Commercial Paper
Apparel – 0.44%
NIKE, Inc.,
2.28%, 4–11–08	$5,000	4,996,833

Finance Companies – 0.70%
Avon Capital Corp.,
2.37%, 4– 4–08	5,000	4,999,013
Prudential Funding LLC,
2.25%, 4–28–08	3,000	2,994,937
		7,993,950
Food and Related – 0.82%
Archer Daniels Midland Company,
2.95%, 4–21–08	5,000	4,991,806
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
3.38%, 4–2–08	4,354	4,353,591
		9,345,397
Household –– General Products – 0.70%
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
2.25%, 4–3–08	8,000	7,999,000

Motor Vehicles – 0.81%
Harley–Davidson Funding Corp.:
2.75%, 4–2–08	4,300	4,299,672
2.15%, 5–2–08	5,000	4,990,743
		9,290,415
Publishing – 0.52%
Gannett Co., Inc.,
2.75%, 4–11–08	6,000	5,995,417

Retail –– Food Stores – 0.53%
Walgreen Co.,
2.32%, 4–4–08	6,000	5,998,840

Utilities –– Electric – 0.31%
Detroit Edison Co.,
2.87%, 4–1–08	3,500	3,500,000

Utilities –– Gas and Pipeline – 0.26%
Michigan Consolidated Gas Co.,
3.25%, 4–3–08	3,000	2,999,458

Total Commercial Paper – 5.09%		58,119,310

United States Government Agency Obligations – 1.26%

Federal Home Loan Bank,
1.5%, 4–1–08	14,463	14,463,000

TOTAL SHORT–TERM SECURITIES – 6.35%		$72,582,310

(Cost: $72,582,310)

TOTAL INVESTMENT SECURITIES – 100.00%		$1,142,305,133

(Cost: $868,589,984)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

	Investments	Other Financial Instruments+	Total
Assets
Level 1 – Quoted Prices	$1,069,722,823	$ –	$1,069,722,823
Level 2 – Other Significant Observable Inputs	72,582,310	–	72,582,310
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$1,142,305,133	$ –	$1,142,305,133

Liabilities
Level 1 – Quoted Prices	–	–	–
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$ –	$ –	$ –

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

The Investments of W&R Target High Income Portfolio
March 31, 2008

COMMON STOCKS	Shares	Value

Broadcasting – 0.01%
Citadel Broadcasting Corporation	15,000	$24,900

Hospital Supply and Management – 0.37%
Community Health Systems, Inc.*	10,000	335,700
HMS Holdings Corp.*	14,000	400,330
		736,030
Hotels and Gaming – 0.08%
Pinnacle Entertainment, Inc.*	12,500	160,000
Petroleum –– Services – 0.39%
Baker Hughes Incorporated	5,000	342,500
Schlumberger Limited	5,000	435,000
		777,500
Retail –– Specialty Stores – 0.14%
Inergy, L.P.	10,000	279,050

TOTAL COMMON STOCKS – 0.99%		$1,977,480

(Cost: $1,843,978)

	Principal Amount in
CORPORATE DEBT SECURITIES	Thousands

Air Transportation – 1.37%
Continental Airlines, Inc.,
7.339%, 4–19–14	$1,500	1,327,500
Delta Air Lines, Inc.:
8.954%, 8–10–14 (A)	785	730,291
8.021%, 8–10–22 (A)	727	676,180
		2,733,971
Aircraft – 0.96%
Esterline Technologies Corporation,
7.75%, 6–15–13	750	761,250
L–3 Communications Corporation:
6.125%, 1–15–14	200	195,000
5.875%, 1–15–15	1,000	957,500
		1,913,750
Apparel – 0.48%
Perry Ellis International, Inc.,
8.875%, 9–15–13	1,000	955,000

Beverages – 0.40%
Cott Beverages Inc.,
8.0%, 12–15–11	1,000	810,000

Broadcasting – 3.13%
Cablevision Systems Corporation,
9.64438%, 4–1–09 (B)	1,835	1,821,237
Clear Channel Communications, Inc.,
7.65%, 9–15–10	3,250	3,433,580
PanAmSat Corporation,
9.0%, 6–15–16	1,000	1,007,500
		6,262,317
Business Equipment and Services – 8.21%
Allied Waste North America, Inc.,
7.125%, 5–15–16	1,000	997,500
Carriage Services, Inc.,
7.875%, 1–15–15	150	145,875
Corrections Corporation of America,
7.5%, 5–1–11	1,000	1,010,000
Education Management LLC and Education Management Finance Corp.,
10.25%, 6–1–16	1,000	795,000
Iron Mountain Incorporated,
8.625%, 4–1–13	1,500	1,515,000
Lamar Advertising Company,
6.625%, 8–15–15	2,000	1,760,000
Lamar Media Corp.,
6.625%, 8–15–15	500	440,000
R.H. Donnelley Corporation,
6.875%, 1–15–13	1,250	762,500
SunGard Data Systems Inc.:
9.125%, 8–15–13	625	631,250
10.25%, 8–15–15	3,500	3,517,500
Tube City IMS Corporation,
9.75%, 2–1–15	640	563,200
West Corporation:
9.5%, 10–15–14	1,000	895,000
11.0%, 10–15–16	4,000	3,380,000
		16,412,825
Capital Equipment – 2.63%
RBS Global, Inc. and Rexnord LLC:
9.5%, 8–1–14	1,025	958,375
11.75%, 8–1–16	500	432,500
8.875%, 9–1–16	310	274,350
Simmons Bedding Company,
7.875%, 1–15–14	1,225	1,004,500
Simmons Company,
0.0%, 12–15–14 (C)	4,000	2,580,000
		5,249,725
Chemicals –– Specialty – 5.36%
Compass Minerals International, Inc.,
0.0%, 6–1–13 (C)	2,500	2,612,500
Huntsman International LLC,
7.375%, 1–1–15	1,275	1,319,625
Momentive Performance Materials Inc.:
9.75%, 12–1–14	2,500	2,243,750
11.5%, 12–1–16	3,000	2,283,750
Mosaic Company (The):
7.375%, 12–1–14 (A)	350	374,500
7.625%, 12–1–16 (A)	1,750	1,881,250
		10,715,375
Communications Equipment – 0.50%
Intelsat Sub Holdco,
8.25%, 1–15–13	1,000	1,007,500

Computers –– Peripherals – 1.50%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11–1–11 (C)	3,325	2,992,500

Construction Materials – 6.47%
Ames True Temper, Inc.,
8.2575%, 1–15–12 (B)	1,650	1,369,500
Builders FirstSource, Inc.,
7.315%, 2–15–12 (B)	3,000	2,100,000
CPG International I Inc.,
10.5%, 7–1–13	2,000	1,680,000
Interface, Inc.,
9.5%, 2–1–14	3,000	3,105,000
Norcraft Companies, L.P. and Norcraft Finance Corp.,
0.0%, 9–1–12 (C)	1,600	1,400,000
Ply Gem Industries, Inc.,
9.0%, 2–15–12	4,500	3,285,000
		12,939,500
Containers – 0.19%
Graham Packaging Company, L.P. and GPC Capital Corp. I:
8.5%, 10–15–12	150	135,000
9.875%, 10–15–14	300	252,000
		387,000
Electronic Components – 0.72%
Freescale Semiconductor, Inc.,
8.875%, 12–15–14	1,260	985,950
Viasystems, Inc.,
10.5%, 1–15–11	500	458,750
		1,444,700
Finance Companies – 7.22%
Ford Motor Credit Company:
9.75%, 9–15–10	1,000	891,310
9.875%, 8–10–11	1,000	892,548
7.12688%, 1–13–12 (B)	350	258,909
8.0%, 12–15–16	1,000	783,255
KAR Holdings, Inc.:
7.23938%, 5–1–14 (A)(B)	1,750	1,443,750
8.75%, 5–1–14	160	142,400
10.0%, 5–1–15	160	139,200
PIH Acquisition Co.,
10.75%, 10–1–13	475	368,125
Sally Holdings LLC and Sally Capital Inc.:
9.25%, 11–15–14	750	748,125
10.5%, 11–15–16	3,000	2,775,000
Toll Corp.,
8.25%, 12–1–11	890	809,900
Xerox Capital Trust I,
8.0%, 2–1–27	5,250	5,183,336
		14,435,858
Food and Related – 2.69%
Pierre Merger Corp.,
9.875%, 7–15–12	3,230	1,776,500
Pilgrim's Pride Corporation:
7.625%, 5–1–15	875	842,187
8.375%, 5–1–17	500	440,000
Reddy Ice Holdings, Inc.,
0.0%, 11–1–12 (C)	2,850	2,322,750
		5,381,437
Forest and Paper Products – 1.69%
Buckeye Technologies Inc.:
8.0%, 10–15–10	2,990	2,986,263
8.5%, 10–1–13	400	404,000
		3,390,263
Health Care –– Drugs – 0.27%
Warner Chilcott Corporation,
8.75%, 2–1–15	533	533,000

Health Care –– General – 1.15%
Bausch & Lomb Incorporated,
9.875%, 11–1–15 (A)	400	407,000
Biomet, Inc.,
10.0%, 10–15–17 (A)	750	785,625
ReAble Therapeutics Finance LLC and ReAble Therapeutics Finance Corporation:
10.875%, 11–15–14 (A)	475	446,500
11.75%, 11–15–14	750	656,250
		2,295,375
Hospital Supply and Management – 7.01%
CHS/Community Health Systems, Inc.,
8.875%, 7–15–15	1,250	1,254,687
HCA Inc.:
6.95%, 5–1–12	350	329,000
6.75%, 7–15–13	1,750	1,548,750
9.125%, 11–15–14	475	489,250
9.25%, 11–15–16	1,075	1,115,313
9.625%, 11–15–16	325	337,188
HealthSouth Corporation:
10.82875%, 6–15–14 (B)	750	723,750
10.75%, 6–15–16	1,500	1,575,000
Rural/Metro Corporation,
0.0%, 3–15–16 (C)	1,415	1,025,875
Rural/Metro Operating Company, LLC and Rural/Metro (Delaware) Inc.,
9.875%, 3–15–15	1,100	973,500
United Surgical Partners International, Inc.,
8.875%, 5–1–17	2,000	1,880,000
US Oncology, Inc.:
9.0%, 8–15–12	1,295	1,288,525
10.75%, 8–15–14	1,500	1,481,250
		14,022,088
Hotels and Gaming – 3.68%
Fontainebleau Las Vegas Holdings and Fontainebleau Capital Corp.,
10.25%, 6–15–15 (A)	225	158,625
Gaylord Entertainment Company,
6.75%, 11–15–14	750	652,500
Inn of the Mountain Gods Resort and Casino,
12.0%, 11–15–10	1,750	1,697,500
Penn National Gaming, Inc.,
6.75%, 3–1–15	800	726,000
Pinnacle Entertainment, Inc.:
8.25%, 3–15–12	2,465	2,323,263
8.75%, 10–1–13	500	492,500
7.5%, 6–15–15 (D)	250	196,875
Shingle Springs Tribal Gaming Authority,
9.375%, 6–15–15 (A)	800	708,000
Station Casinos, Inc.,
6.0%, 4–1–12	500	410,000
		7,365,263
Household –– General Products – 2.57%
Central Garden & Pet Company,
9.125%, 2–1–13	3,500	2,826,250
JohnsonDiversey, Inc.,
9.625%, 5–15–12	1,060	1,044,100
Solo Cup Company,
8.5%, 2–15–14	1,500	1,267,500
		5,137,850
Metal Fabrication – 0.43%
Aleris International, Inc.:
9.0%, 12–15–14	750	547,500
10.0%, 12–15–16	500	317,500
		865,000
Mining – 0.95%
Freeport–McMoRan Copper & Gold Inc.:
8.25%, 4–1–15	825	870,375
8.39438%, 4–1–15 (B)	500	491,250
8.375%, 4–1–17	500	530,625
		1,892,250
Motion Pictures – 1.08%
AMC Entertainment Inc.,
11.0%, 2–1–16	1,500	1,404,375
Marquee Holdings Inc.,
9.50512%, 8–15–14	1,000	747,500
		2,151,875
Motor Vehicles – 2.40%
Ford Motor Company,
7.45%, 7–16–31	500	330,000
Group 1 Automotive, Inc.,
8.25%, 8–15–13	2,500	2,350,000
Sonic Automotive, Inc.,
8.625%, 8–15–13	1,353	1,251,525
United Auto Group, Inc.,
7.75%, 12–15–16	1,000	865,000
		4,796,525
Multiple Industry – 3.65%
Dynegy Holdings Inc.,
8.375%, 5–1–16	1,000	990,000
Hawker Beechcraft Acquisition Company LLC and Hawker Beechcraft Notes Company,
9.75%, 4–1–17	2,025	2,014,875
Texas Competitive Electric Holdings Company LLC and TCEH Finance, Inc.,
10.25%, 11–1–15 (A)	750	747,187
UCI Holdco, Inc.,
12.49063%, 12–15–13 (B)(E)	2,328	2,011,291
US Investigations Services, Inc.,
10.5%, 11–1–15	800	652,000
Umbrella Acquisition, Inc.,
9.75%, 3–15–15 (A)	1,450	877,250
		7,292,603
Petroleum –– Domestic – 2.70%
Chesapeake Energy Corporation:
6.375%, 6–15–15	500	485,000
6.25%, 1–15–18	1,000	955,000
Denbury Resources Inc.:
7.5%, 4–1–13	250	255,625
7.5%, 12–15–15	500	511,250
EXCO Resources, Inc.,
7.25%, 1–15–11	900	875,250
Petrohawk Energy Corporation,
9.125%, 7–15–13	2,250	2,311,875
		5,394,000
Petroleum –– Services – 0.33%
SemGroup, L.P. and SemGroup Finance Corp.,
8.75%, 11–15–15 (A)	725	663,375

Publishing – 0.94%
Dex Media West LLC and Dex Media West Finance Co.,
8.5%, 8–15–10	820	797,450
Dex Media, Inc.,
0.0%, 11–15–13 (C)	1,500	1,080,000
		1,877,450
Railroad – 2.64%
Kansas City Southern de Mexico, S.A. de C.V.:
7.625%, 12–1–13	350	329,000
7.375%, 6–1–14 (A)	500	461,250
Kansas City Southern Railway Company (The):
9.5%, 10–1–08	2,000	2,027,500
7.5%, 6–15–09	1,275	1,294,125
TFM, S.A. de C.V.,
9.375%, 5–1–12	1,125	1,161,562
		5,273,437
Restaurants – 1.92%
NPC International, Inc.,
9.5%, 5–1–14	4,250	3,846,250

Retail – Food Stores – 1.42%
Pantry, Inc. (The),
7.75%, 2–15–14	975	858,000
Rite Aid Corporation,
8.125%, 5–1–10	1,000	975,000
Stater Bros. Holdings Inc.,
8.125%, 6–15–12	1,000	1,002,500
		2,835,500
Retail –– General Merchandise – 2.50%
Dollar General Corporation:
10.625%, 7–15–15 (A)	3,750	3,618,750
11.875%, 7–15–17 (A)	460	402,500
Intcomex, Inc.,
11.75%, 1–15–11	1,000	977,500
		4,998,750
Retail –– Specialty Stores – 3.23%
Claire's Stores, Inc.:
9.25%, 6–1–15	750	470,625
10.5%, 6–1–17	1,000	440,000
Ferrellgas Partners, L.P. and Ferrellgas Partners Finance Corp.,
8.75%, 6–15–12	1,000	1,016,250
Jostens IH Corp.,
7.625%, 10–1–12	500	486,250
Visant Holding Corp.,
8.75%, 12–1–13	4,325	4,043,875
		6,457,000
Security and Commodity Brokers – 2.14%
CIT Group Inc.,
4.25%, 2–1–10	1,000	821,045
Elan Finance public limited company and Elan Finance Corp.:
7.75%, 11–15–11	1,250	1,162,500
8.875%, 12–1–13	800	752,000
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.75%, 3–15–12	1,564	1,536,630
		4,272,175
Steel – 0.23%
PNA Group, Inc.,
10.75%, 9–1–16	540	469,800

Timesharing and Software – 0.29%
iPayment, Inc.,
9.75%, 5–15–14	650	576,875

Utilities –– Electric – 1.53%
Energy Future Holdings Corp.:
6.4775%, 10–10–14 (B)	250	227,552
6.59625%, 10–10–14 (B)	1,491	1,357,351
NRG Energy, Inc.:
7.25%, 2–1–14	750	740,625
7.375%, 2–1–16	750	735,000
		3,060,528
Utilities –– Gas and Pipeline – 0.34%
Copano Energy, L.L.C.,
8.125%, 3–1–16	650	672,750

Utilities –– Telephone – 1.88%
ALLTEL Corporation,
7.0%, 7–1–12	1,250	1,000,000
MetroPCS Communications, Inc.,
9.25%, 11–1–14	3,000	2,760,000
		3,760,000

TOTAL CORPORATE DEBT SECURITIES – 88.80%		$177,541,440

(Cost: $194,919,277)

SHORT–TERM SECURITIES

Beverages – 2.49%
Diageo Capital plc (Diageo plc),
3.0%, 4–25–08	5,000	4,990,000

Household –– General Products – 1.25%
Clorox Co.,
3.37%, 4–1–08	2,500	2,500,000

Publishing – 1.78%
Gannett Co., Inc.,
3.2%, 4–17–08	3,570	3,564,923

Restaurants – 1.50%
Starbucks Corporation,
2.9%, 5–2–08	3,000	2,992,508

Retail –– Food Stores – 1.44%
Kroger Co. (The),
3.8%, 4–1–08	2,876	2,876,000

Utilities –– Electric – 0.75%
Detroit Edison Co.,
2.87%, 4–1–08	1,500	1,500,000

Utilities –– Gas and Pipeline – 1.00%
Michigan Consolidated Gas Co.,
3.25%, 4–3–08	2,000	1,999,639

TOTAL SHORT–TERM SECURITIES – 10.21%		$20,423,070

(Cost: $20,423,070)

TOTAL INVESTMENT SECURITIES – 100.00%		$199,941,990

(Cost: $217,186,325)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

	Investments	Other Financial Instruments+	Total
Assets
Level 1 – Quoted Prices	$1,977,480	$ –	$1,977,480
Level 2 – Other Significant Observable Inputs	195,230,539	–	195,230,539
Level 3 – Significant Unobservable Inputs	2,733,971	–	2,733,971
Total	$199,941,990	$ –	$199,941,990

Liabilities
Level 1 – Quoted Prices	–	–	–
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$ –	$ –	$ –

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Total	Other Financial Instruments+
Assets
Beginning balance 12/31/07	$2,902,750	$ –	$2,902,750
Net realized gain (loss)	(15,590)	–	(15,590)
Net change in unrealized appreciation (depreciation)++	(115,523)	–	(115,523)
Net purchases (sales)	(37,666)	–	(37,666)
Transfers in and/or out of Level 3	–	–	–
Ending Balance 3/31/08	$2,733,971	$ –	$2,733,971

Liabilities
Beginning balance 12/31/07	–	–	–
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation (depreciation)	–	–	–
Net purchases (sales)	–	–	–
Transfers in and/or out of Level 3	–	–	–
Ending Balance 3/31/08	$ –	$ –	$ –

Net change in unrealized appreciation (depreciation) from investments still held as of 3/31/08	$(131,113)	$ –	$(131,113)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

++Net change in unrealized depreciation includes $444 from change in accrued amortization.

*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At March 31, 2008, the total value of these securities amounted to $14,382,033 or 7.19% of total investments.

(B)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

(C)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(D)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be illiquid under guidelines established by the Board of Directors. At March 31, 2008, the total value of this security amounted to 0.10% of total investments.

(E) Payment in kind bond.

The Investments of W&R Target International Growth Portfolio
March 31, 2008

COMMON STOCKS	Shares	Value

Australia – 2.13%
Boart Longyear Limited (A)(B)*	1,240,000	$2,073,825
Telstra Corporation Limited (A)	800,000	3,216,933
		5,290,758
Bermuda – 0.76%
Esprit Holdings Limited (A)	158,000	1,896,167

Brazil – 3.25%
Bolsa de Mercadorias & Futuros (A)	90,000	810,908
Bolsa de Mercadorias & Futuros (A)(B)	73,200	659,538
Bolsa de Valores de Sao Paulo (A)(B)	162,000	2,192,683
Petroleo Brasileiro S.A. – Petrobras, ADR	43,000	4,390,730
		8,053,859
Canada – 1.85%
Shoppers Drug Mart Corporation (A)	51,000	2,580,681
Shoppers Drug Mart Corporation (A)(B)	39,700	2,008,883
		4,589,564
China – 2.90%
China Mobile Limited (A)	348,000	5,177,979
SINA Corporation*	57,000	2,008,680
		7,186,659
Finland – 2.15%
Fortum Oyj (A)	76,000	3,096,825
Nokia OYJ (A)	71,000	2,246,318
		5,343,143
France – 7.26%
ALSTOM (A)	7,200	1,560,923
AXA S.A. (A)	35,000	1,270,346
L'Oreal (A)	19,000	2,412,908
LVMH Moet Hennessy – Louis Vuitton (A)	16,300	1,814,228
Pernod Ricard (A)	17,300	1,779,681
TOTAL S.A. (A)	35,000	2,599,264
VINCI (A)	91,000	6,578,504
		18,015,854
Germany – 14.79%
Bayer Aktiengesellschaft (A)	85,400	6,849,150
Beiersdorf Aktiengesellschaft (A)	30,000	2,515,906
Commerzbank Aktiengesellschaft (A)	85,000	2,675,834
Deutsche Borse AG (A)	47,400	7,683,109
E.ON AG (A)	23,700	4,422,633
Linde Aktiengesellschaft (A)	22,000	3,108,224
Siemens AG (A)	41,000	4,478,600
Vossloh AG (A)	22,500	3,161,459
Wacker Construction Equipment AG (A)*	38,000	762,508
Wacker Construction Equipment AG (A)(B)*	52,500	1,053,465
		36,710,888
Greece – 1.74%
Bank of Cyprus Limited (A)	200,000	2,368,134
National Bank of Greece S.A. (A)	37,000	1,952,195
		4,320,329
Hong Kong – 2.09%
CNOOC Limited (A)	1,280,000	1,891,387
Cheung Kong (Holdings) Limited (A)	62,000	880,291
Hutchison Whampoa Limited, Ordinary Shares (A)	255,000	2,413,156
		5,184,834
India – 0.44%
ICICI Bank Limited, ADR	28,400	1,084,596

Italy – 4.92%
Banca Intesa S.p.A. (A)	200,000	1,409,829
Finmeccanica SpA (A)	62,500	2,125,401
Prysmian SpA (A)(B)*	29,500	629,671
Saipem S.p.A. (A)	94,500	3,825,295
UniCredit S.p.A. (A)	630,000	4,217,174
		12,207,370
Japan – 12.97%
Canon Inc. (A)	31,500	1,450,492
Central Japan Railway Company (A)	200	2,066,613
East Japan Railway Company (A)	170	1,413,824
Japan Tobacco Inc. (A)	800	4,004,815
Komatsu Ltd. (A)	46,000	1,275,983
Kurita Water Industries Ltd. (A)	61,000	2,245,887
Mitsubishi Electric Corporation (A)	250,000	2,161,918
Mitsubishi Estate Co., Ltd. (A)	160,000	3,884,430
Nintendo Co., Ltd. (A)	11,000	5,672,151
ORIX Corporation (A)	7,500	1,023,274
Shin–Etsu Chemical Co., Ltd. (A)	43,500	2,247,442
Suzuki Motor Corporation (A)	94,000	2,371,689
Toyota Motor Corporation (A)	47,700	2,378,301
		32,196,819
Netherlands – 1.26%
Heineken N.V. (A)	54,000	3,136,452

Spain – 0.93%
Telefonica, S.A. (A)	80,000	2,298,669

Sweden – 1.78%
Atlas Copco AB, Class A (A)*	96,000	1,639,893
H & M Hennes & Mauritz AB (A)	45,000	2,764,291
		4,404,184
Switzerland – 11.97%
Compagnie Financiere Richemont SA (A)	22,200	1,245,131
Holcim Ltd, Registered Shares (A)	37,500	3,938,425
Julius Baer Holding Ltd., Bearer Shares (A)	38,000	2,800,926
Nestle S.A., Registered Shares (A)	19,000	9,494,260
Roche Holdings AG, Genussschein (A)	25,800	4,855,523
Swatch Group Ltd (The), Bearer Shares (A)	10,000	2,673,447
Syngenta AG (A)	11,000	3,223,240
Zurich Financial Services, Registered Shares (A)	4,700	1,480,138
		29,711,090
United Kingdom – 16.16%
BAE Systems plc (A)	474,000	4,564,838
British American Tobacco p.l.c. (A)	187,500	7,036,785
Diageo plc (A)	125,000	2,520,491
IG Group Holdings plc (A)(B)	258,000	1,675,641
Informa plc (A)	373,000	2,318,897
Intertek Group plc (A)	152,000	3,113,184
National Grid plc (A)	250,000	3,430,945
Prudential plc (A)	190,000	2,509,477
Reckitt Benckiser Group plc (A)	85,500	4,735,954
Serco Group plc (A)	160,000	1,440,848
Vodafone Group Plc (A)	1,438,000	4,306,551
Xstrata plc (A)	35,000	2,449,937
		40,103,548
United States – 2.85%
Research In Motion Limited*	63,000	7,071,750

TOTAL COMMON STOCKS – 92.20%		$228,806,533

(Cost: $183,362,396)

PREFERRED STOCKS

Germany
Fresenius AG (A)	35,000	2,936,329
Henkel Kommanditgesellschaft auf Aktien (A)	31,500	1,454,626

TOTAL PREFERRED STOCKS – 1.77%		$4,390,955

(Cost: $3,211,147)

	Face
UNREALIZED GAIN ON OPEN FORWARD	Amount in
CURRENCY CONTRACTS – 0.14%	Thousands

Japanese Yen, 9–3–08 (long) (C)	JPY 801,400	$345,816

	Principal Amount in
SHORT–TERM SECURITIES	Thousands

Commercial Paper
Beverages – 2.01%
Coca–Cola Company (The)
2.2%, 4–18–08	$5,000	4,994,806

Computers –– Main and Mini – 2.42%
IBM International Group Capital LLC
2.25%, 4–3–08	6,000	5,999,250

Retail –– Food Stores – 1.21%
Walgreen Co.
2.32%, 4– 4–08	3,000	2,999,420

Total Commercial Paper – 5.64%		13,993,476

United States Government Agency Obligations – 0.25%
Federal Home Loan Bank
1.5%, 4–1–08	625	625,000

TOTAL SHORT–TERM SECURITIES – 5.89%		$14,618,476

(Cost: $14,618,476)

TOTAL INVESTMENT SECURITIES – 100.00%		$248,161,780

(Cost: $201,192,019)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

	Investments	Other Financial Instruments+	Total
Assets
Level 1 – Quoted Prices	$233,197,488	$345,816	$233,543,304
Level 2 – Other Significant Observable Inputs	14,618,476	–	14,618,476
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$247,815,964	$345,816	$248,161,780

Liabilities
Level 1 – Quoted Prices	–	–	–
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$ –	$ –	$ –

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At March 31, 2008, the total value of these securities amounted to $10,293,706 or 4.15% of total investments.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (JPY – Japanese Yen).

The Investments of W&R Target International Value Portfolio
March 31, 2008

COMMON STOCKS	Shares	Value

Australia – 0.77%
Downer EDI Limited (A)	726,403	$4,155,768

Austria – 0.67%
Telekom Austria Aktiengesellschaft (A)	175,370	3,624,182

Belgium – 0.91%
Belgacom SA (A)	111,330	4,930,150

Bermuda – 0.77%
Invesco Ltd.	170,350	4,149,726

Cayman Islands – 0.86%
ACE Limited	83,770	4,612,376

China – 0.42%
China Telecom Corporation Limited (A)	380,000	238,274
China Telecom Corporation Limited (A)(B)	3,240,000	2,031,596
		2,269,870
Denmark – 0.52%
Vestas Wind Systems A/S (A)*	25,620	2,798,814

Finland – 1.83%
Stora Enso Oyj, Class R (A)	340,690	3,931,804
Stora Enso Oyj, Class R (A)	71,073	822,348
UPM–Kymmene Corporation (A)	286,300	5,084,977
		9,839,129
France – 10.64%
AXA S.A. (A)	284,473	10,325,120
France Telecom (A)	496,729	16,703,759
Sanofi–Aventis (A)	161,600	12,123,636
Sanofi–Aventis (A)(C)	26,300	1,973,092
THOMSON (A)	575,660	3,998,838
TOTAL S.A. (A)	118,788	8,821,755
Vivendi Universal (A)	86,700	3,387,735
		57,333,935
Germany – 6.17%
Bayerische Motoren Werke Aktiengesellschaft (A)	72,100	3,988,544
Deutsche Post AG (A)	241,000	7,373,707
Infineon Technologies AG (A)*	458,570	3,236,147
Munchener Ruckversicherungs–Gesellschaft Aktiengesellschaft, Registered Shares (A)	40,980	8,022,481
SAP Aktiengesellschaft (A)	83,040	4,116,537
Siemens AG (A)	59,900	6,543,125
		33,280,541
Hong Kong – 1.68%
Hutchison Whampoa Limited, Ordinary Shares (A)	955,100	9,038,453

Israel – 1.84%
Check Point Software Technologies Ltd.*	442,720	9,899,219

Italy – 3.51%
Eni S.p.A. (A)	257,739	8,789,192
Mediaset S.p.A. (A)	833,528	7,711,394
UniCredit S.p.A. (A)	365,602	2,447,313
		18,947,899
Japan – 6.70%
AIFUL Corporation (A)	112,800	1,811,726
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	574,800	4,959,149
Konica Minolta Holdings, Inc. (A)	261,500	3,552,077
NGK SPARK PLUG CO., LTD. (A)	419,000	5,447,673
Promise Co., Ltd. (A)	96,150	2,763,541
Sony Corporation (A)	179,200	7,137,079
Toyota Motor Corporation (A)	53,200	2,652,528
USS Co., Ltd. (A)	112,910	7,815,801
		36,139,574
Netherlands – 5.48%
ING Groep N.V., Certicaaten Van Aandelen (A)	334,484	12,525,790
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	200,550	7,671,692
Reed Elsevier NV (A)	488,507	9,316,500
		29,513,982
Norway – 2.21%
Norske Skogindustrier ASA (A)	448,441	1,563,095
Telenor ASA (A)	541,050	10,359,142
		11,922,237
Singapore – 4.37%
DBS Group Holdings Ltd (A)	300,000	3,923,136
Flextronics International Ltd.*	559,100	5,238,767
Singapore Telecommunications Limited (A)	3,411,000	9,689,426
Venture Corporation Limited (A)	612,000	4,686,316
		23,537,645
South Korea – 4.83%
KT Corporation, ADR	213,520	5,071,100
Kookmin Bank, ADR	73,760	4,134,248
Samsung Electronics Co., Ltd., GDR (B)	53,490	16,824,493
		26,029,841
Spain – 1.94%
Gamesa Corporacion Tecnologica, S.A. (A)	48,932	2,232,574
Telefonica, S.A., ADR	95,274	8,242,154
		10,474,728
Sweden – 1.74%
Securitas AB, Class B (A)	172,280	2,276,055
Securitas Systems AB, Class B (A)	856,640	2,494,151
Telefonaktiebolaget LM Ericsson, B Shares (A)	2,341,030	4,593,924
		9,364,130
Switzerland – 6.53%
Adecco S.A. (A)	141,610	8,177,760
Nestle S.A., Registered Shares (A)	16,910	8,449,892
Novartis AG, Registered Shares (A)	174,340	8,935,561
Swiss Reinsurance Company, Registered Shares (A)	66,770	5,832,542
UBS AG (A)	130,850	3,802,569
		35,198,324
Taiwan – 7.28%
Chunghwa Telecom Co., Ltd., ADR	355,847	9,259,139
Compal Electronics Inc., GDR	454,570	2,180,845
Compal Electronics Inc., GDR (B)	531,054	2,547,785
Lite–On Technology Corporation (A)	974,726	1,134,204
Lite–On Technology Corporation, GDR (A)	541,933	6,305,987
Mega Financial Holding Company (A)	15,986,000	12,550,111
Taiwan Semiconductor Manufacturing Company Ltd. (A)	2,529,000	5,252,881
		39,230,952
Thailand – 0.00%
Advanced Info Service Public Company Limited (A)	3,000	9,528

United Kingdom – 26.83%
Aviva plc (A)	714,530	8,756,669
BAE Systems plc (A)	351,780	3,387,803
BP p.l.c. (A)	1,189,790	12,089,874
British Sky Broadcasting Group plc (A)	574,990	6,350,486
Centrica plc (A)	1,015,750	6,012,413
Compass Group PLC (A)	1,630,600	10,428,500
GlaxoSmithKline plc (A)	546,080	11,553,005
Group 4 Securicor plc (A)	1,930,840	8,727,426
HBOS plc (A)	221,130	2,457,634
HSBC Holdings plc (A)	545,140	8,979,820
Kingfisher plc (A)	1,319,310	3,456,227
Old Mutual plc (A)	3,098,150	6,794,323
Pearson plc (A)	425,050	5,748,935
Persimmon plc (A)	196,310	2,980,474
Rentokil Initial plc (A)	2,082,700	4,019,739
Royal Bank of Scotland Group plc (The) (A)	1,133,240	7,584,996
Royal Dutch Shell plc, Class B (A)	226,693	7,630,368
tesco plc (A)	657,030	4,942,036
Unilever PLC (A)	241,384	8,139,231
Vodafone Group Plc (A)	4,877,865	14,608,328
		144,648,287

TOTAL COMMON STOCKS – 98.50%		$530,949,290

(Cost: $459,976,492)

	Principal Amount in
SHORT–TERM SECURITIES	Thousands

Commercial Paper
Capital Equipment – 0.37%
Deere (John) Capital Corporation,
2.28%, 4–3–08	$2,000	1,999,747

Chemicals – Petroleum and Inorganic – 0.37%
E.I. du Pont de Nemours and Company,
2.22%, 4–30–08	2,000	1,996,424

Electrical Equipment – 0.28%
W.W. Grainger, Inc.,
2.6%, 4–9–08	1,500	1,499,133

Finance Companies – 0.28%
USAA Capital Corp.,
2.3%, 4–7–08	1,500	1,499,425

Total Commercial Paper – 1.30%		6,994,729

United States Government Agency Obligations – 0.20%
Federal Home Loan Bank,
1.75%, 4–7–08	1,096	1,095,680

TOTAL SHORT–TERM SECURITIES – 1.50%		$8,090,409

(Cost: $8,090,409)

TOTAL INVESTMENT SECURITIES – 100.00%		$539,039,699

(Cost: $468,066,901)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

	Investments	Other Financial Instruments+	Total
Assets
Level 1 – Quoted Prices	$524,643,304	$ –	$524,643,304
Level 2 – Other Significant Observable Inputs	14,396,395	–	14,396,395
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$539,039,699	$ –	$539,039,699

Liabilities
Level 1 – Quoted Prices	–	–	–
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$ –	$ –	$ –

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At March 31, 2008, the total value of these securities amounted to $21,403,874 or 3.97% of total investments.

(C)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid under guidelines established by the Board of Directors. At March 31, 2008, the total value of this security amounted to 0.37% of total investments.

The Investments of W&R Target Micro Cap Growth Portfolio
March 31, 2008

COMMON STOCKS	Shares	Value

Air Transportation – 0.50%
Pinnacle Airlines Corp.*	26,300	$230,388

Apparel – 1.08%
Volcom, Inc.*	24,600	497,412

Broadcasting – 2.28%
MDC Partners Inc., Class A*	82,100	595,636
RRSat Global Communications Network Ltd.*	30,100	455,865
		1,051,501
Business Equipment and Services – 10.80%
American Public Education, Inc.*	19,200	582,912
Cbeyond, Inc.*	18,000	338,040
comScore, Inc.*	19,600	393,470
Constant Contact, Inc.*	11,400	164,844
DG FastChannel, Inc.*	42,300	811,948
Global Traffic Network, Inc.*	69,700	611,617
Grubb & Ellis Company	64,400	442,428
Internet Brands, Inc., Class A*	35,100	259,915
Salary.com, Inc.*	27,700	183,097
Synchronoss Technologies, Inc.*	59,700	1,195,791
		4,984,062
Capital Equipment – 8.86%
DXP Enterprises, Inc.*	18,400	722,844
Flotek Industries, Inc.*	25,400	370,586
NATCO Group Inc., Class A*	31,800	1,486,650
Somanetics Corporation*	26,400	410,388
T–3 Energy Services, Inc.*	25,800	1,097,016
		4,087,484
Communications Equipment – 3.07%
Blue Coat Systems, Inc.*	20,600	455,672
Energy Focus, Inc.*	51,700	126,406
Intervoice, Inc.*	53,600	426,120
Network Equipment Technologies, Inc.*	61,800	406,026
		1,414,224
Computers –– Peripherals – 7.43%
i2 Technologies, Inc.*	35,800	402,929
Lawson Software, Inc.*	64,300	483,536
Magma Design Automation, Inc.*	20,600	197,451
NetScout Systems, Inc.*	54,400	506,736
Phase Forward Incorporated*	77,700	1,328,282
Scientific Learning Corporation*	47,300	227,986
Sigma Designs, Inc.*	12,500	283,000
		3,429,920
Construction Materials – 1.06%
Comtech Group, Inc.*	45,500	489,125

Electrical Equipment – 2.85%
EXFO Electro–Optical Engineering Inc.*	80,000	385,200
Power–One, Inc.*	92,000	294,860
Ultralife Batteries, Inc.*	54,200	637,121
		1,317,181
Electronic Components – 3.73%
Cavium Networks, Inc.*	23,500	385,165
Mellanox Technologies, Ltd.*	25,100	349,769
NetLogic Microsystems, Inc.*	25,900	625,485
Silicon Motion Technology Corporation, ADR*	25,600	361,472
		1,721,891
Electronic Instruments – 3.63%
Eagle Test Systems, Inc.*	33,900	356,458
Energy Conversion Devices, Inc.*	20,200	604,687
Mattson Technology, Inc.*	42,600	259,860
Microtune, Inc.*	124,100	453,585
		1,674,590
Health Care –– Drugs – 12.53%
Auxilium Pharmaceuticals, Inc.*	44,200	1,180,803
CollaGenex Pharmaceuticals, Inc.*	51,500	853,612
Dyax Corp.*	70,300	331,464
InterMune, Inc.*	28,500	416,100
Maxygen, Inc.*	62,200	400,257
Obagi Medical Products, Inc.*	50,700	440,583
POZEN Inc.*	37,900	392,834
Penwest Pharmaceuticals Co.*	66,300	172,712
Questcor Pharmaceuticals, Inc.*	168,500	694,220
Sciele Pharma, Inc.*	29,100	567,450
SuperGen, Inc.*	132,600	333,489
		5,783,524
Health Care –– General – 13.60%
Bruker Corporation*	48,500	745,930
Candela Corporation*	60,400	203,850
Cutera, Inc.*	27,700	373,257
Emergency Medical Services Corporation, Class A*	17,700	437,013
eResearch Technology, Inc.*	38,600	479,026
Genoptix, Inc.*	17,400	435,609
Greatbatch, Inc.*	10,700	196,987
Micrus Endovascular Corporation*	25,500	315,053
NuVasive, Inc.*	26,100	900,450
Quidel Corporation*	80,100	1,287,207
Spectranetics Corporation (The)*	107,400	898,401
		6,272,783
Hospital Supply and Management – 2.97%
Health Grades, Inc.*	138,300	726,075
Providence Service Corporation (The)*	21,500	645,323
		1,371,398
Leisure Time Industry – 1.04%
Rentrak Corporation*	39,500	478,543

Motor Vehicle Parts – 1.00%
Amerigon Incorporated*	31,000	459,420

Petroleum –– Services – 1.02%
Brigham Exploration Company*	77,500	469,650
Restaurants – 2.32%
McCormick & Schmick's Seafood Restaurants, Inc.*	26,600	310,555
Red Robin Gourmet Burgers, Inc.*	15,800	593,132
Ruth's Chris Steak House, Inc.*	24,400	168,848
		1,072,535
Retail –– Specialty Stores – 2.05%
Citi Trends Inc.*	30,100	555,947
Gaiam, Inc., Class A*	22,500	389,250
		945,197
Timesharing and Software – 15.24%
Blackbaud, Inc.	28,600	694,980
Concur Technologies, Inc.*	29,300	909,179
CyberSource Corporation*	47,200	691,480
DemandTec, Inc.*	32,600	331,542
Guidance Software, Inc.*	32,800	292,740
Liquidity Services, Inc.*	24,900	198,826
Omniture, Inc.*	40,869	947,548
PROS Holdings, Inc.*	29,200	366,460
RightNow Technologies, Inc.*	30,300	360,116
TheStreet.com, Inc.	37,800	305,802
Ultimate Software Group, Inc. (The)*	42,000	1,260,840
Vocus, Inc.*	25,400	671,068
		7,030,581

TOTAL COMMON STOCKS – 97.06%		$44,781,409

(Cost: $43,797,660)

	Principal Amount in
SHORT–TERM SECURITIES – 2.94%	Thousands

Commercial Paper
Food and Related
ConAgra Foods, Inc.,
3.4%, 4–2–08	$1,358	$1,357,872
(Cost: $1,357,872)

TOTAL INVESTMENT SECURITIES – 100.00%		$46,139,281

(Cost: $45,155,532)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

	Investments	Other Financial Instruments+	Total
Assets
Level 1 – Quoted Prices	$44,781,409	$ –	$44,781,409
Level 2 – Other Significant Observable Inputs	1,357,872	–	1,357,872
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$46,139,281	$ –	$46,139,281

Liabilities
Level 1 – Quoted Prices	–	–	–
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$ –	$ –	$ –
+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Mid Cap Growth Portfolio
March 31, 2008

COMMON STOCKS	Shares	Value

Banks – 4.77%
Northern Trust Corporation	25,000	$1,659,750
Signature Bank*	14,600	372,373
Synovus Financial Corp.	50,800	561,848
		2,593,971
Beverages – 1.91%
Brown–Forman Corporation, Class B	15,650	1,036,343

Business Equipment and Services – 5.09%
Akamai Technologies, Inc.*	26,750	753,012
Bucyrus International, Inc., Class A	4,600	467,498
DealerTrack Holdings, Inc.*	25,900	523,439
Stericycle, Inc.*	19,950	1,027,126
		2,771,075
Capital Equipment – 2.47%
Chicago Bridge & Iron Company N.V., NY Shares	10,000	392,400
IDEX Corporation	31,050	952,925
		1,345,325
Computers –– Micro – 3.48%
Apple Inc. (A)*	8,050	1,155,336
Sun Microsystems, Inc.*	47,500	737,200
		1,892,536
Computers –– Peripherals – 3.70%
Data Domain, Inc.*	29,900	715,507
Electronic Arts Inc.*	16,350	815,865
McAfee, Inc.*	14,550	481,460
		2,012,832
Cosmetics and Toiletries – 1.11%
Bare Escentuals, Inc.*	25,850	605,407

Electronic Components – 7.39%
Broadcom Corporation, Class A*	36,525	703,106
MEMC Electronic Materials, Inc.*	6,650	471,485
Microchip Technology Incorporated	33,900	1,110,395
NetApp, Inc.*	51,200	1,027,840
PMC–Sierra, Inc.*	124,200	708,561
		4,021,387
Farm Machinery – 0.95%
AGCO Corporation*	8,650	517,962

Food and Related – 2.20%
Wm. Wrigley Jr. Company	19,075	1,198,673

Health Care –– Drugs – 3.68%
Allergan, Inc.	24,000	1,353,360
Millennium Pharmaceuticals, Inc.*	41,800	646,019
		1,999,379
Health Care –– General – 11.42%
DENTSPLY International Inc.	30,050	1,160,681
Henry Schein, Inc.*	26,800	1,537,114
Hologic, Inc.*	21,272	1,182,510
Hospira, Inc.*	8,850	378,514
St. Jude Medical, Inc.*	15,036	649,405
TomoTherapy Incorporated*	37,950	545,721
Zimmer Holdings, Inc.*	9,750	759,135
		6,213,080
Hospital Supply and Management – 4.10%
C. R. Bard, Inc.	18,025	1,737,610
Laboratory Corporation of America Holdings*	6,700	493,656
		2,231,266
Insurance –– Property and Casualty – 1.17%
AXIS Capital Holdings Limited	18,750	637,125

Metal Fabrication – 3.08%
Fastenal Company	36,500	1,674,802

Motor Vehicle Parts – 0.29%
BorgWarner Inc.	3,650	157,059

Motor Vehicles – 0.51%
Harley–Davidson, Inc.	7,450	279,375

Petroleum –– Domestic – 1.27%
XTO Energy Inc. (A)	11,187	692,028

Petroleum –– International – 1.74%
Noble Energy, Inc. (A)	13,000	946,400

Petroleum –– Services – 2.66%
BJ Services Company (A)	11,150	317,886
Complete Production Services, Inc. (A)*	16,150	370,481
National Oilwell Varco, Inc. (A)*	7,000	408,660
Smith International, Inc. (A)	5,450	350,054
		1,447,081
Publishing – 1.33%
Meredith Corporation	18,900	722,925

Restaurants – 2.07%
Chipotle Mexican Grill, Inc., Class A*	3,000	340,290
P.F. Chang's China Bistro, Inc.*	27,550	784,073
		1,124,363
Retail –– Food Stores – 2.10%
Longs Drug Stores Corporation	8,650	367,279
Whole Foods Market, Inc.	23,450	773,498
		1,140,777
Retail –– General Merchandise – 1.55%
Saks Incorporated*	67,600	842,972

Retail –– Specialty Stores – 4.49%
Coldwater Creek Inc.*	64,100	324,025
J. Crew Group, Inc.*	25,150	1,110,876
Urban Outfitters, Inc.*	32,150	1,007,099
		2,442,000
Security and Commodity Brokers – 3.57%
CME Group Inc.	2,290	1,074,239
TD Ameritrade Holding Corporation*	52,500	865,988
		1,940,227
Timesharing and Software – 5.03%
eBay Inc.*	15,850	472,964
Global Payments Inc.	27,800	1,149,808
Paychex, Inc.	32,400	1,110,510
		2,733,282
Trucking and Shipping – 3.03%
C.H. Robinson Worldwide, Inc.	14,050	763,477
Expeditors International of Washington, Inc.	19,550	881,803
		1,645,280

TOTAL COMMON STOCKS – 86.16%		$46,864,932

(Cost: $45,761,772)

	Number of
PUT OPTIONS – 0.03%	Contracts

Lehman Brothers Inc. Custom Energy Basket Collar, May 90%, Expires 5–19–08	27,871	$15,608
(Cost: $97,549)

	Principal Amount in
SHORT–TERM SECURITIES	Thousands

Commercial Paper
Electrical Equipment – 3.67%
Emerson Electric Co.,
2.2%, 4–10–08	$2,000	1,998,900

Household –– General Products – 2.21%
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
2.75%, 4–3–08	1,200	1,199,817

Total Commercial Paper – 5.88%		3,198,717

United States Government Agency Obligations – 7.93%
Federal Home Loan Bank:
1.5%, 4–1–08	2,000	2,000,000
1.75%, 4–7–08	2,316	2,315,324
		4,315,324

TOTAL SHORT–TERM SECURITIES – 13.81%		$7,514,041

(Cost: $7,514,041)

TOTAL INVESTMENT SECURITIES – 100.00%		$54,394,581

(Cost: $53,373,362)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

	Investments	Other Financial Instruments+	Total
Assets
Level 1 – Quoted Prices	$46,864,932	$ –	$46,864,932
Level 2 – Other Significant Observable Inputs	7,514,041	–	7,514,041
Level 3 – Significant Unobservable Inputs	–	15,608	15,608
Total	$54,378,973	$15,608	$54,394,581

Liabilities
Level 1 – Quoted Prices	–	–	–
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	(184,488)	(184,488)
Total	$ –	$(184,488)	$(184,488)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Total	Other Financial Instruments+
Assets
Beginning balance 12/31/07	$ –	$ –	$ –
Net realized gain (loss)	–	(17,110)	(17,110)
Net change in unrealized appreciation (depreciation)	–	(81,941)	(81,941)
Net purchases (sales)	–	114,659	114,659
Transfers in and/or out of Level 3	–	–	–
Ending Balance 3/31/08	$ –	$15,608	$15,608

Liabilities
Beginning balance 12/31/07	–	–	–
Net realized gain (loss)	–	13,565	13,565
Net change in unrealized appreciation (depreciation)	–	(62,726)	(62,726)
Net purchases (sales)	–	(135,327)	(135,327)
Transfers in and/or out of Level 3	–	–	–
Ending Balance 3/31/08	$ –	$(184,488)	$(184,488)

Net change in unrealized appreciation (depreciation) from investments still held as of 3/31/08	$ –	$(144,666)	$(144,666)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

(A)Securities serve as cover for the following written call options outstanding at March 31, 2008:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Apple Inc.	21	April/139	$12,285	$17,262
Lehman Brothers Inc. Custom Energy Basket Collar	27,871	May/90-110%	109,477	167,226
			$121,762	$184,488

The Investments of W&R Target Money Market Portfolio
March 31, 2008

	Principal Amount in
CORPORATE OBLIGATIONS	Thousands	Value

Commercial Paper
Capital Equipment – 1.98%
Deere (John) Bank, S.A. (Deere (John) Capital Corp,
2.7%, 4–29–08	$ 2,370	$2,365,023

Computers –– Main and Mini – 0.63%
IBM Capital Inc.,
2.35%, 6–10–08	750	746,573

Electrical Equipment – 5.03%
W.W. Grainger, Inc.:
2.65%, 4–1–08	500	500,000
2.9%, 4– 4–08	500	499,879
2.54%, 5–12–08	2,000	1,994,214
2.48%, 5–16–08	3,000	2,990,700
		5,984,793
Finance Companies – 5.92%
Avon Capital Corp.,
2.53%, 4–21–08	3,569	3,563,984
PACCAR Financial Corp.:
2.48%, 6–12–08	3,000	2,985,120
2.5%, 6–17–08	500	497,326
		7,046,430
Food and Related – 15.32%
Archer Daniels Midland Company:
2.95%, 5–30–08	1,265	1,258,884
3.075%, 6–5–08	750	745,836
2.73%, 6–20–08	3,000	2,981,800
Hershey Company (The),
2.65%, 4–4–08	2,500	2,499,448
McCormick & Co. Inc.:
2.93%, 8–29–08	3,000	2,963,375
2.95%, 8–29–08	600	592,625
2.63%, 11–25–08	1,500	1,473,919
Nestle Capital Corp.,
2.39%, 3–12–09	3,000	2,931,288
Nestle Finance International Ltd.:
3.65%, 4–16–08	1,100	1,098,327
2.34%, 6–25–08	1,700	1,690,608
		18,236,110
Health Care –– Drugs – 3.09%
Pfizer Inc.:
4.41%, 5–15–08	2,100	2,088,681
4.41%, 5–29–08	1,600	1,588,632
		3,677,313
Mining – 2.56%
BHP Billiton Finance USA, Inc.:
4.0%, 4–15–08	1,000	998,444
4.0%, 4–16–08	500	499,167
4.03%, 4–17–08	450	449,194
3.4%, 4–25–08	1,100	1,097,507
		3,044,312
Motor Vehicles – 4.68%
Harley–Davidson, Inc.,
2.3%, 4–1–08	5,570	5,570,000

Security and Commodity Brokers – 2.34%
American Express Credit Corp.,
2.68%, 6–12–08	2,800	2,784,992

Trucking and Shipping – 1.00%
United Parcel Service, Inc.,
4.27%, 6–30–08	1,200	1,187,190

Utilities –– Telephone – 4.36%
Verizon Communications Inc.:
2.91%, 4–3–08	1,600	1,599,741
3.08%, 4–3–08	1,990	1,989,659
3.07%, 4–4–08	600	599,847
3.0%, 4–8–08	1,000	999,417
		5,188,664

Total Commercial Paper – 46.91%		55,831,400

Commercial Paper (backed by irrevocable bank letter of credit)
Banks – 0.61%
ICICI Bank Limited (Bank of America, National Association),
4.835%, 9–24–08	750	732,272

Finance Companies – 9.40%
ED&F Man Treasury Management PLC (Royal Bank of Scotland PLC (The)),
2.85%, 4–1–08	500	500,000
NATC California LLC (SunTrust Bank),
4.23%, 4–10–08	2,000	1,997,885
River Fuel Company #2, Inc. (Bank of New York (The)),
3.06%, 4–30–08	1,265	1,261,882
3.09%, 4–30–08	2,000	1,995,022
4.0%, 4–30–08	800	797,422
River Fuel Funding Company #3, Inc. (Bank of New York (The)),
3.15%, 4–30–08	500	498,731
River Fuel Trust #1 (Bank of New York (The)),
2.73%, 4–30–08	900	898,021
Vehicle Services of America Ltd. (Bank of America, National Association),
2.73%, 6–9–08	3,250	3,232,994
		11,181,957
Food and Related – 3.99%
COFCO Capital Corp. (Rabobank Nederland),
3.12%, 4–8–08	750	749,545
COFCO Capital Corp. (Rabobank Nederland),
2.97%, 4–15–08	1,200	1,198,614
COFCO Capital Corp. (Rabobank Nederland),
2.7%, 4–22–08	2,800	2,795,590
		4,743,749
Total Commercial Paper (backed by irrevocable bank letter of credit) – 14.00%		16,657,978

Notes
Banks – 0.42%
Wells Fargo & Company,
2.8975%, 4–15–08 (A)	500	500,000

Capital Equipment – 2.50%
Deere (John) Capital Corporation:
2.77875%, 6–25–08 (A)	1,250	1,251,265
4.5%, 8–25–08	250	249,631
3.75%, 1–13–09	650	654,933
4.625%, 4–15–09	800	814,011
		2,969,840
Computers –– Main and Mini – 1.68%
International Business Machines Corporation:
3.07938%, 4–3–08 (A)	750	750,000
3.08813%, 4–8–08 (A)	1,250	1,250,000
		2,000,000
Finance Companies – 7.74%
BP Capital Markets p.l.c.,
3.03875%, 6–11–08 (A)	1,400	1,400,000
General Electric Capital Corporation:
3.07813%, 4–9–08 (A)	1,200	1,199,752
4.0%, 2–17–09	500	505,242
Prudential Funding LLC,
6.6%, 5–15–08	600	600,896
Toyota Motor Credit Corporation:
5.24%, 5–2–08	1,500	1,500,000
5.28%, 5–23–08	740	740,000
2.48%, 6–11–08	1,175	1,169,253
5.41%, 6–16–08	1,000	1,000,000
4.8%, 10–6–08	750	750,000
Unilever Capital Corporation,
2.925%, 4–14–08 (A)	350	350,000
		9,215,143
Forest and Paper Products – 1.18%
Kimberly–Clark Corporation,
4.42%, 12–19–08	1,400	1,398,740

Household –– General Products – 0.63%
Procter & Gamble Company (The),
3.14%, 5–19–08 (A)	750	750,000

Multiple Industry – 1.80%
3M Company,
5.8271%, 12–12–08	2,100	2,143,520

Retail –– General Merchandise – 3.20%
Target Corporation,
5.4%, 10–1–08	1,100	1,103,601
Wal–Mart Stores, Inc.,
5.933%, 6–1–08	2,700	2,701,593
		3,805,194
Security and Commodity Brokers – 0.29%
American Express Credit Corp.,
3.14%, 4–7–08 (A)	350	347,191

Total Notes – 19.44%		23,129,628

Notes (backed by irrevocable bank letter of credit)
Business Equipment and Services – 0.86%
Playworld Systems Incorporated, Taxable Variable Rate Demand/Fixed Rate Revenue Bonds, Series A of 1998 (Wachovia Bank, National Association),
3.92%, 4–2–08 (A)	1,025	1,025,000

Finance Companies – 0.58%
Capital Markets Access Company LC, Taxable Variable Rate Demand Bonds (LSPB Real Estate, LLC Project), Series 2007 (Wachovia Bank, National Association),
3.17%, 4–3–08 (A)	685	685,000

Furniture and Furnishings – 0.07%
Capo & Sons Corporation, Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, National Association),
3.97%, 4–3–08 (A)	85	85,000

Leisure Time Industry – 1.01%
Ansley Golf Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, National Association),
3.97%, 4–3–08 (A)	1,200	1,200,000

Multiple Industry – 1.34%
Coweta Summit Associates, LLC, Taxable Revenue Bonds, Series 2005 (SunTrust Bank),
2.8%, 4–2–08 (A)	1,600	1,600,000

Non–Residential Construction – 2.73%
Healthcare Property Group, LLC, Taxable Variable Rate Bonds, Series 2005 (SunTrust Bank),
2.8%, 4–2–08 (A)	3,249	3,249,000

Trucking and Shipping – 1.04%
Volpe Family Partnership, L.P., Taxable Variable Rate Demand Revenue Bonds, Series of 2001 (Wachovia Bank, National Association),
3.87%, 4–3–08 (A)	1,240	1,240,000

Total Notes (backed by irrevocable bank letter of credit) – 7.63%		9,084,000

TOTAL CORPORATE OBLIGATIONS – 87.98%		$104,703,006

(Cost: $104,703,006)

MUNICIPAL OBLIGATIONS – TAXABLE

Arkansas – 0.74%
City of Little Rock, Arkansas, Taxable Variable Rate Demand Revenue Bonds (Ringwood Containers, L.P. Project), Series 2006A (SunTrust Bank),
2.8%, 4–2–08 (A)	875	875,000

California – 4.45%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997 (Taxable), (BP p.l.c.),
2.51%, 5–5–08	4,100	4,100,000
California Pollution Control Financing
      Authority, Environmental Improvement
      Revenue Bonds (Air Products and
      Chemicals, Inc./Wilmington Facility),
      Taxable Series 1997A (Air Products
      and Chemicals, Inc.),

3.05%, 4– 4–08	1,000	1,000,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
3.5%, 4–2–08 (A)	200	200,000
		5,300,000
Colorado – 0.67%
Kit Carson County, Colorado, Agricultural Development Revenue Bonds (Taxable), (Midwest Farms, L.L. C. Project), Series 1997 (Wells Fargo Bank, N.A.),
3.1%, 4–3–08 (A)	800	800,000

Florida – 0.61%
University of South Florida Research
      Foundation, Incorporated, Variable
      Rate Demand Revenue Bonds
      (Interdisciplinary Research Building
      Project), Taxable Series 2004B
      (Bank of America, National Association),

2.8%, 4–2–08 (A)	730	730,000

Georgia – 4.20%
Municipal Electric Authority of Georgia,
      General Resolution Projects Bond
      Anticipation Notes, Series B (Taxable),
      (Bayerische Landesbank, New York
      Branch, Wachovia Bank, National
      Association and WestLB AG,
      New York Branch):

3.5%, 4–3–08	3,500	3,500,000
4.35%, 4–7–08	1,500	1,500,000
		5,000,000

TOTAL MUNICIPAL OBLIGATIONS – TAXABLE – 10.67%		$12,705,000

(Cost: $12,705,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.35%

Overseas Private Investment Corporation,
2.5%, 4–2–08 (A)	1,605	$1,604,651
(Cost: $1,604,651)

TOTAL INVESTMENT SECURITIES – 100.00%		$119,012,657

(Cost: $119,012,657)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

	Investments	Other Financial Instruments*	Total
Assets
Level 1 – Quoted Prices	$ –	$ –	$ –
Level 2 – Other Significant Observable Inputs	119,012,657	–	119,012,657
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$119,012,657	$ –	$119,012,657

Liabilities
Level 1 – Quoted Prices	–	–	–
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$ –	$ –	$ –

*Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

The Investments of W&R Target Mortgage Securities Portfolio
March 31, 2008

	Principal Amount in
CORPORATE DEBT SECURITIES	Thousands	Value

Finance Companies
ABFS Mortgage Loan Trust 2001–2,
6.99%, 12–25–31 (A)	$ 209	$208,469
ABFS Mortgage Loan Trust 2002–4,
7.423%, 12–15–33 (A)	170	125,852
ABN AMRO Mortgage Corporation, Series 2003–2,
5.33148%, 3–25–18 (A)	93	77,373
Banc of America Alternative Loan Trust: 2004–11,
6.0%, 12–25–34	269	272,253
2005–6,
6.0%, 7–25–35	306	283,224
2005–8,
5.57722%, 9–25–35 (A)	208	150,019
2005–8,
5.57722%, 9–25–35 (A)	43	25,559
2005–10,
5.66714%, 11–25–35 (A)	120	64,465
2005–12,
5.80926%, 1–25–36 (A)	168	99,607
2006– 4,
6.22473%, 5–25–46 (A)	63	49,018
2006– 4,
6.22473%, 5–25–46 (A)	83	35,287
2006–6,
6.0%, 6–25–46	385	306,737
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass–Through Certificates: Series 2002–2,
6.2%, 7–11–43 (B)	140	122,368
Series 2003–1,
4.9%, 9–11–36 (B)	450	366,286
Series 2004–6,
5.104%, 12–10–42 (A)(B)	100	71,785
Banc of America Commercial Mortgage Trust 2007–1,
5.451%, 1–15–49	250	242,972
Banc of America Funding 2004–2 Trust,
6.5%, 7–20–32	138	128,368
Banc of America Funding Corporation,
5.00944%, 9–20–34 (A)	92	80,463
Banc of America Mortgage 2005–J Trust,
5.09067%, 11–25–35 (A)	220	214,521
Banc of America Mortgage 2007–1 Trust,
6.0%, 3–25–37	217	168,069
Banc of America Mortgage Trust 2004–1,
5.5%, 2–25–34	170	130,756
Banc of America Mortgage Trust 2004–3,
4.875%, 4–25–19	79	72,267
Banc of America Mortgage Trust 2004–7,
5.75%, 8–25–34	97	89,458
Banc of America Structured Securities Trust 2002–X1 F,
6.274%, 10–11–33 (B)	250	234,810
BankAmerica Manufactured Housing Contract Trust,
7.015%, 1–10–28	77	78,760
Bear Stearns Commercial Mortgage Securities Inc.: Series 2000–WF1 Trust Fund,
6.5%, 2–15–32	150	139,834
Series 2001–TOP2 Trust Fund,
7.49158%, 2–15–35 (A)(B)	500	476,255
Bear Stearns Commercial Mortgage Securities Trust 2002–TOP6,
7.09975%, 10–15–36 (A)(B)	170	153,846
C–Bass: 2005–CB3 Trust,
5.109%, 12–25–34 (A)	200	183,087
2005–CB7 Trust,
5.147%, 11–25–35 (A)	58	57,980
2006–CB2 Trust,
5.86%, 12–25–36	285	240,659
2006–MH1 Trust,
5.97%, 10–25–36 (A)(B)	149	153,912
CHEQ Home Equity Loan Trust, Series 2006–S2,
2.70875%, 7–25–27 (A)	79	72,560
CHL Mortgage Pass–Through Trust 2003–28,
4.15%, 8–25–33	150	138,255
CHL Mortgage Pass–Through Trust 2003–HYB2,
3.97107%, 7–19–33 (A)	237	213,261
CWHEQ Home Equity Loan Trust, Series 2006–S3,
6.518%, 1–25–29 (A)	215	108,523
Capital Auto Receivables Asset Trust: 2006–1,
7.16%, 1–15–13 (B)	110	112,550
2007–2,
8.3%, 2–18–14 (B)	80	79,932
Centex Home Equity Loan Trust 2005–C,
5.048%, 6–25–35 (A)	210	182,601
Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass–Through Certificates, Series 1999–2,
7.198%, 1–15–32	109	111,384
Chase Mortgage Finance Trust, Series 2003–S11,
5.5%, 10–25–33	284	269,224
Citigroup Mortgage Loan Trust Inc., Mortgage Pass–Through Certificates, Series 2004–2,
6.5%, 8–25–18 (B)	17	17,104
CitiMortgage Alternative Loan Trust: Series 2006–A7,
6.0%, 12–25–36 (A)	250	194,815
Series 2007–A7,
6.23759%, 7–25–37 (A)	55	10,711
CountryPlace Manufactured Housing Contract Trust 2005–1,
4.8%, 12–15–35 (A)(C)	145	128,874
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11–25–18	39	38,795
Flagstar Home Equity Loan Trust 2007–1,
5.997%, 1–25–35 (A)(C)	125	78,965
Ford Credit Auto Owner Trust: 2006–B,
7.12%, 2–15–13 (B)	65	60,239
2007–A,
7.05%, 12–15–13 (B)	30	26,300
Global Mortgage Securitization 2005–A Ltd. and Global Mortgage Securitization 2005–A LLC:
5.25%, 4–25–32	84	73,604
5.39334%, 4–25–32 (A)	121	73,019
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC,
5.25%, 11–25–32 (C)	161	150,771
Green Tree Financial Corporation:
7.65%, 4–15–19	132	136,653
9.0%, 6–15–25	110	117,838
7.95%, 8–15–25	76	79,144
Hilton Hotel Pool Trust:
3.61938%, 10–3–15 (A)(B)	100	100,139
7.653%, 10–3–15 (B)	220	244,389
Home Equity Loan Trust 2003–HS2,
5.09%, 7–25–33 (A)	26	22,942
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass–Through Notes 2006–1,
5.506%, 11–11–38 (C)	192	185,453
J.P. Morgan Alternative Loan Trust 2006–A6,
5.95%, 11–25–36 (A)	250	207,117
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
6.2207%, 10–12–37 (B)	200	182,599
J.P. Morgan Chase Commercial Mortgage Securities Trust 2006–LDP8,
5.37%, 5–15–45	304	295,306
J.P. Morgan Mortgage Acquisition Trust: 2006–CW2,
6.337%, 8–25–36 (A)	270	208,081
2006–WF1,
6.41%, 7–25–36 (A)	250	168,020
J.P. Morgan Mortgage Trust: 2005–S2,
5.67279%, 9–25–35 (A)	190	142,393
2006–A2,
3.75414%, 11–25–33 (A)	117	104,620
2006–A6,
6.04397%, 10–25–36 (A)	225	211,087
2006–S3,
6.187%, 8–25–36	388	278,561
2006–S3,
6.5%, 8–25–36	160	147,029
2007–A1,
4.81508%, 7–25–35 (A)	297	270,659
LB–UBS Commercial Mortgage Trust 2003–C3,
4.846%, 2–15–37 (A)(B)	100	78,251
Lehman ABS Manufactured Housing Contract Trust 2001–B,
3.01%, 3–15–10	115	109,510
Lehman XS Trust, Series 2005–8,
5.69%, 12–25–35	315	305,927
MASTR Asset Securitization Trust 2003–10,
5.5%, 11–25–33	168	166,502
Mid–State Capital Corporation 2004–1 Trust,
6.005%, 8–15–37	122	123,336
NationsLink Funding Corporation, Commercial Mortgage Pass–Through Certificates, Series 1998–2,
5.0%, 8–20–30 (B)	100	71,533
Nomura Asset Securities Corporation, Commercial Mortgage Pass–Through Certificates, Series1998–D6,
6.0%, 3–15–30 (B)	200	174,496
Office Portfolio Trust, Commerical Mortgage Pass–Through Certificates, Series 2001–HRPT,
6.778%, 2–3–16 (B)	320	284,284
Origen Manufactured Housing Contract Trust: 2004–A,
5.7%, 1–15–35	100	93,461
2004–A, Class A–2,
3.38%, 8–15–17	84	83,431
2004–B,
4.75%, 8–15–21	100	95,773
2005–A,
4.97%, 10–15–21	105	106,944
2005–B,
5.605%, 5–15–22	35	34,805
2005–B,
5.91%, 1–15–37	100	97,133
PHH Alternative Mortgage Trust, Series 2007–1, Class II–B–2,
6.0%, 2–25–37	99	55,571
RALI Series 2003–QS10 Trust,
5.5%, 5–25–33	230	204,572
RALI Series 2003–QS11 Trust,
5.75%, 6–25–33	210	159,646
RAMP Series 2005–RS1 Trust,
5.145%, 1–25–35 (A)	225	203,056
RASC Series 2003–KS10 Trust,
6.41%, 12–25–33	28	16,255
RBSGC Mortgage Loan Trust 2007–B,
5.45042%, 7–25–35 (A)	294	289,218
RESI Finance Limited Partnership 2003–C and RESI Finance DE Corporation 2003–C,
4.45813%, 9–10–35 (A)(C)	126	100,810
RFMSI Series 2004–S5 Trust,
4.5%, 5–25–19	80	72,956
Structured Adjustable Rate Mortgage Loan Trust, Series 2005–21,
5.4%, 11–25–35 (A)	144	114,373
Structured Asset Securities Corporation:
5.54%, 11–25–32 (A)	23	21,460
5.25%, 8–25–33	137	104,499
5.63%, 5–25–34 (A)	70	58,233
6.0%, 6–25–34 (A)	193	161,648
Wachovia Bank Commercial Mortgage Trust (The),
4.942%, 11–15–34 (B)	105	81,852
Wells Fargo Alternative Loan 2007–PA3 Trust:
6.20176%, 7–25–37 (A)	154	111,776
6.20176%, 7–25–37 (A)	119	40,739
Wells Fargo Mortgage Backed Securities 2004–1 Trust (The),
5.5%, 2–25–34	141	110,483

TOTAL CORPORATE DEBT SECURITIES – 34.43%		$14,080,369

(Cost: $16,223,117)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations – 0.37%
Federal National Mortgage Association,
2.5%, 6–15–08 (D)	150	150,013

Mortgage–Backed Obligations – 39.71%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
5.0%, 6–15–31	108	107,753
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.0%, 5–1–18	264	267,803
5.5%, 6–1–19	136	139,741
5.3%, 1–15–33	228	231,066
6.0%, 10–1–33	487	504,917
6.5%, 10–1–34	1,600	1,659,501
5.5%, 2–1–35	176	178,369
5.5%, 3–1–35	400	403,875
6.0%, 4–1–35	1,500	1,537,968
5.0%, 5–15–35	270	253,666
5.0%, 8–1–35	345	342,485
7.0%, 12–1–37	85	89,060
Federal National Mortgage Association Fixed Rate Pass–Through Certificates:
5.5%, 3–1–18	151	155,424
5.0%, 10–1–18	144	146,042
5.5%, 9–1–19	92	93,952
7.0%, 11–1–32	124	131,172
6.0%, 6–1–33	334	344,311
6.0%, 12–1–33	239	247,617
5.5%, 1–1–34	279	282,725
5.0%, 2–1–34	313	310,968
5.5%, 2–1–34	215	217,016
5.5%, 2–1–34	321	324,588
6.0%, 4–1–34	159	162,983
5.5%, 7–1–34	305	309,557
5.5%, 9–1–34	90	91,313
6.5%, 9–1–34	55	57,366
5.5%, 11–1–34	249	252,800
6.0%, 11–1–34	81	83,253
6.5%, 11–1–34	166	172,844
6.5%, 11–1–34	112	115,982
6.0%, 12–1–34	407	417,978
5.5%, 2–1–35	487	493,483
6.5%, 3–1–35	109	114,127
6.0%, 4–1–35	1,450	1,485,344
6.0%, 4–1–35	155	159,530
5.0%, 7–1–35	75	74,521
5.5%, 7–1–35	190	191,867
5.5%, 8–1–35	103	104,567
5.5%, 10–1–35	154	156,626
5.5%, 10–1–35	498	505,954
6.5%, 2–1–36	79	82,717
6.5%, 6–1–36	141	146,031
6.0%, 8–1–36	348	356,678
6.5%, 9–1–37	317	328,933
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
0.97826%, 6–17– 45 (A)	1,481	63,374
Government National Mortgage Association Fixed Rate Pass–Through, Certificates:
6.25%, 7–15–24	84	87,844
5.0%, 12–1–33	660	659,794
5.5%, 12–15–34	311	318,166
5.5%, 4–1–35	750	764,531
Government National Mortgage Association Non–Agency REMIC/CMO,
5.008%, 12–16–25	500	512,367
		16,240,549
Treasury Obligations – 1.29%
United States Treasury Notes,
3.625%, 12–31–12	500	527,422

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 41.37%		$16,917,984

(Cost: $16,678,919)

SHORT–TERM SECURITIES

Commercial Paper
Beverages – 3.66%
Coca–Cola Company (The),
2.2%, 4–14–08	1,500	1,498,808

Electrical Equipment – 3.67%
W.W. Grainger, Inc.,
2.6%, 4–9–08	1,500	1,499,133

Finance Companies – 2.44%
Prudential Funding LLC,
2.25%, 4–28–08	1,000	998,313

Food and Related – 4.87%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
3.38%, 4–2–08	1,991	1,990,813

Total Commercial Paper – 14.64%		5,987,067

United States Government Agency Obligations – 9.56%
Federal Home Loan Bank:
1.5%, 4–1–08	2,000	2,000,000
1.75%, 4–7–08	1,911	1,910,443
		3,910,443

TOTAL SHORT–TERM SECURITIES – 24.20%		$9,897,510

(Cost: $9,897,510)

TOTAL INVESTMENT SECURITIES – 100.00%		$40,895,863

(Cost: $42,799,546)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

	Investments	Other Financial Instruments+	Total
Assets
Level 1 – Quoted Prices	$ –	$ –	$ –
Level 2 – Other Significant Observable Inputs	40,766,989	–	40,766,989
Level 3 – Significant Unobservable Inputs	128,874	–	128,874
Total	$40,895,863	$ –	$40,895,863

Liabilities
Level 1 – Quoted Prices	–	(3,782,907)	(3,782,907)
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$ –	$(3,782,907)	$(3,782,907)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Total	Other Financial Instruments+
Assets
Beginning balance 12/31/07	$122,570	$ –	$122,570
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation (depreciation)	6,304	–	6,304
Net purchases (sales)	–	–	–
Transfers in and/or out of Level 3	–	–	–
Ending Balance 3/31/08	$128,874	$ –	$128,874

Liabilities
Beginning balance 12/31/07	–	–	–
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation (depreciation)	–	–	–
Net purchases (sales)	–	–	–
Transfers in and/or out of Level 3	–	–	–
Ending Balance 3/31/08	$ –	$ –	$ –

Net change in unrealized appreciation (depreciation) from investments still held as of 3/31/08	$6,304	$ –	$6,304

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)Variable rate security. Interest rate disclosed is that which is in effect March 31, 2008.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At March 31, 2008, the total value of these securities amounted to $3,092,930 or 7.56% of total investments.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At March 31, 2008, the total value of these securities amounted to $644,873 or 1.58% of total investments.

(D)Security serves as collateral for the following open futures contracts at March 31, 2008:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation

United States 5 Year Treasury Note	Short	6–30–08	5	$(571,172)	$(1,314)
United States 10Year Treasury Note	Short	6–18–08	27	(3,211,735)	(94,838)

				$(3,782,907)	$(96,152)

The Investments of W&R Target Pathfinder Aggressive Portfolio
March 31, 2008

AFFILIATED MUTUAL FUNDS	Shares	Value

W&R Target Bond Portfolio	107,194	$571,332
W&R Target Dividend Income Portfolio	117,196	857,493
W&R Target Growth Portfolio	90,574	979,301
W&R Target International Growth Portfolio	65,233	631,900
W&R Target International Value Portfolio	40,573	807,004
W&R Target Mid Cap Growth Portfolio	44,383	287,372
W&R Target Money Market Portfolio	570,032	570,032
W&R Target Small Cap Growth Portfolio*	20,279	172,070
W&R Target Small Cap Value Portfolio	35,577	464,669
W&R Target Value Portfolio	68,782	396,575

TOTAL INVESTMENT SECURITIES – 100.00%		$5,737,748

(Cost: $5,697,782)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

	Investments	Other Financial Instruments+	Total
Assets
Level 1 – Quoted Prices	$5,737,748	$ –	$5,737,748
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$5,737,748	$ –	$5,737,748

Liabilities
Level 1 – Quoted Prices	–	–	–
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$ –	$ –	$ –

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Pathfinder Moderately Aggressive Portfolio
March 31, 2008

AFFILIATED MUTUAL FUNDS	Shares	Value

W&R Target Bond Portfolio	248,690	$1,325,495
W&R Target Dividend Income Portfolio	216,856	1,586,673
W&R Target Growth Portfolio	98,354	1,063,420
W&R Target International Growth Portfolio	82,474	798,905
W&R Target International Value Portfolio	49,100	976,603
W&R Target Mid Cap Growth Portfolio	68,234	441,800
W&R Target Money Market Portfolio	1,323,000	1,323,000
W&R Target Small Cap Growth Portfolio*	31,134	264,175
W&R Target Small Cap Value Portfolio	47,785	624,127
W&R Target Value Portfolio	75,882	437,510

TOTAL INVESTMENT SECURITIES – 100.00%		$8,841,708

(Cost: $8,817,025)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

	Investments	Other Financial Instruments+	Total
Assets
Level 1 – Quoted Prices	$8,841,708	$ –	$8,841,708
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$8,841,708	$ –	$8,841,708

Liabilities
Level 1 – Quoted Prices	–	–	–
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$ –	$ –	$ –

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Pathfinder Moderate Portfolio
March 31, 2008

AFFILIATED MUTUAL FUNDS	Shares	Value

W&R Target Bond Portfolio	110,815	$590,635
W&R Target Dividend Income Portfolio	72,477	530,290
W&R Target Growth Portfolio	32,942	356,171
W&R Target International Growth Portfolio	21,586	209,096
W&R Target International Value Portfolio	12,007	238,832
W&R Target Mid Cap Growth Portfolio	18,198	117,831
W&R Target Money Market Portfolio	590,359	590,359
W&R Target Small Cap Growth Portfolio*	6,935	58,842
W&R Target Small Cap Value Portfolio	9,078	118,566
W&R Target Value Portfolio	25,322	146,000

TOTAL INVESTMENT SECURITIES – 100.00%		$2,956,622

(Cost: $2,950,919)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

	Investments	Other Financial Instruments+	Total
Assets
Level 1 – Quoted Prices	$2,956,622	$ –	$2,956,622
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$2,956,622	$ –	$2,956,622

Liabilities
Level 1 – Quoted Prices	–	–	–
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$ –	$ –	$ –

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Pathfinder Moderately Conservative Portfolio
March 31, 2008

AFFILIATED MUTUAL FUNDS	Shares	Value

W&R Target Bond Portfolio	18,835	$100,391
W&R Target Dividend Income Portfolio	9,810	71,776
W&R Target Growth Portfolio	4,085	44,164
W&R Target International Growth Portfolio	2,066	20,014
W&R Target International Value Portfolio	1,006	20,001
W&R Target Mid Cap Growth Portfolio	2,473	16,016
W&R Target Money Market Portfolio	100,009	100,009
W&R Target Small Cap Growth Portfolio*	468	3,974
W&R Target Small Cap Value Portfolio	308	4,023
W&R Target Value Portfolio*	3,456	19,924

TOTAL INVESTMENT SECURITIES – 100.00%		$400,292

(Cost: $400,009)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

	Investments	Other Financial Instruments+	Total
Assets
Level 1 – Quoted Prices	$400,292	$ –	$400,292
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$400,292	$ –	$400,292

Liabilities
Level 1 – Quoted Prices	–	–	–
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$ –	$ –	$ –

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Pathfinder Conservative Portfolio
March 31, 2008

AFFILIATED MUTUAL FUNDS	Shares	Value

W&R Target Bond Portfolio	13,555	$72,245
W&R Target Dividend Income Portfolio	6,648	48,641
W&R Target Growth Portfolio	2,037	22,029
W&R Target International Value Portfolio	616	12,259
W&R Target Mid Cap Growth Portfolio	756	4,894
W&R Target Money Market Portfolio	72,189	72,189
W&R Target Small Cap Growth Portfolio*	289	2,449
W&R Target Small Cap Value Portfolio	189	2,472
W&R Target Value Portfolio	840	4,841

TOTAL INVESTMENT SECURITIES – 100.00%		$242,019

(Cost: $240,539)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

	Investments	Other Financial Instruments+	Total
Assets
Level 1 – Quoted Prices	$242,019	$ –	$242,019
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$242,019	$ –	$242,019

Liabilities
Level 1 – Quoted Prices	–	–	–
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$ –	$ –	$ –

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Real Estate Securities Portfolio
March 31, 2008

COMMON STOCKS	Shares	Value

Business Equipment and Services – 2.19%
Brookfield Properties Corporation	44,625	$861,709
Forest City Enterprises, Inc., Class A	4,626	170,237
		1,031,946
Coal – 0.32%
Sun Healthcare Group, Inc.*	11,600	152,598

Hotels and Gaming – 0.95%
Gaylord Entertainment Company*	5,100	154,479
Marriott International, Inc., Class A	8,500	292,060
		446,539
Multiple Industry – 0.72%
Cogdell Spencer Inc.	5,900	92,748
DuPont Fabros Technology, Inc.	15,000	247,350
		340,098
Real Estate Investment Trust – 89.70%
AMB Property Corporation	21,000	1,142,820
Acadia Realty Trust	15,300	369,495
Alexandria Real Estate Equities, Inc.	8,100	751,032
American Campus Communities, Inc.	16,500	451,440
Apartment Investment and Management Company, Class A	12,562	449,845
AvalonBay Communities, Inc.	13,300	1,283,716
BRE Properties, Inc., Class A	9,300	423,708
BioMed Realty Trust, Inc.	12,843	306,819
Boston Properties, Inc.	20,800	1,915,056
Camden Property Trust	9,700	486,940
Corporate Office Properties Trust	22,800	766,308
Cousins Properties Incorporated	5,800	143,318
Developers Diversified Realty Corporation	19,400	812,472
Digital Realty Trust, Inc.	25,600	908,800
Douglas Emmett, Inc.	32,400	714,744
EastGroup Properties, Inc.	7,200	334,512
Entertainment Properties Trust	4,800	236,784
Equity Residential	32,900	1,365,021
Essex Property Trust, Inc.	12,200	1,390,556
Extra Space Storage Inc.	10,300	166,757
Federal Realty Investment Trust	11,300	880,835
General Growth Properties, Inc.	33,388	1,274,420
Gramercy Capital Corp.	9,700	203,021
Health Care Property Investors, Inc.	29,900	1,010,919
Health Care REIT, Inc.	12,700	573,151
Healthcare Realty Trust Incorporated	10,700	279,805
Hersha Hospitality Trust	25,100	226,653
Home Properties, Inc.	4,800	230,352
Host Hotels & Resorts, Inc.	65,668	1,045,435
iStar Financial Inc.	9,700	136,091
Kilroy Realty Corporation	14,200	697,362
Kimco Realty Corporation	36,300	1,421,871
LaSalle Hotel Properties	13,100	376,363
Liberty Property Trust	14,500	451,095
Macerich Company (The)	18,200	1,278,914
Maguire Properties, Inc.	10,300	147,393
Mid–America Apartment Communities, Inc.	8,200	408,688
National Retail Properties, Inc.	15,400	339,570
Nationwide Health Properties, Inc.	17,700	597,375
PS Business Parks, Inc.	9,700	503,430
ProLogis	55,002	3,237,418
Public Storage, Inc.	24,100	2,135,742
Regency Centers Corporation	13,200	854,832
SL Green Realty Corp.	10,900	888,023
Simon Property Group, Inc.	39,200	3,642,072
Strategic Hotels & Resorts, Inc.	8,500	111,605
Tanger Factory Outlet Centers, Inc.	8,000	307,760
Taubman Centers, Inc.	14,000	729,400
UDR, Inc.	12,900	316,308
Ventas, Inc.	22,800	1,023,948
Vornado Realty Trust	25,900	2,232,839
Washington Real Estate Investment Trust	9,100	304,122
		42,286,955
Utilities –– Telephone – 0.27%
Crown Castle International Corp.*	3,700	127,613

TOTAL COMMON STOCKS – 94.15%		$44,385,749

(Cost: $41,989,527)
	Principal Amount in
SHORT–TERM SECURITIES	Thousands

Commercial Paper – 1.61%
Capital Equipment
Deere (John) Capital Corporation,
2.28%, 4–3–08	$ 756	755,904

United States Government Agency Obligations – 4.24%
Federal Home Loan Bank,
1.5%, 4–1–08	2,000	2,000,000

TOTAL SHORT–TERM SECURITIES – 5.85%		$2,755,904

(Cost: $2,755,904)

TOTAL INVESTMENT SECURITIES – 100.00%		$47,141,653

(Cost: $44,745,431)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

	Investments	Other Financial Instruments+	Total
Assets
Level 1 – Quoted Prices	$44,385,749	$ –	$44,385,749
Level 2 – Other Significant Observable Inputs	2,755,904	–	2,755,904
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$47,141,653	$ –	$47,141,653

Liabilities
Level 1 – Quoted Prices	–	–	–
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$ –	$ –	$ –

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Science and Technology Portfolio
March 31, 2008

COMMON STOCKS	Shares	Value

Business Equipment and Services – 3.98%
Euronet Worldwide, Inc.*	334,750	$6,438,916
Global Cash Access, Inc.*	464,800	2,723,728
Telvent GIT, S.A.	182,900	4,331,987
Veraz Networks, Inc.*	216,000	523,800
		14,018,431
Chemicals –– Petroleum and Inorganic – 2.83%
E.I. du Pont de Nemours and Company	212,900	9,955,204

Computers –– Peripherals – 9.60%
ACI Worldwide, Inc.*	508,200	10,143,672
Aspen Technology, Inc.*	1,039,200	13,244,604
Lawson Software, Inc.*	1,176,850	8,849,912
Netezza Corporation*	161,700	1,531,299
		33,769,487
Consumer Electronics – 11.12%
Garmin Ltd.	98,800	5,330,754
Nintendo Co., Ltd. (A)	8,000	4,125,201
Research In Motion Limited (B)*	264,200	29,656,450
		39,112,405
Defense – 3.07%
ESCO Technologies Inc.*	271,800	10,795,896

Electrical Equipment – 1.30%
Power–One, Inc.*	859,800	2,755,659
Ultralife Batteries, Inc.*	154,800	1,819,674
		4,575,333
Electronic Components – 12.67%
Cree, Inc.*	662,000	18,499,590
IPG Photonics Corporation*	84,500	1,323,270
MediaTek Incorporation (A)	349,125	4,596,850
Micron Technology, Inc.*	584,500	3,489,465
PMC–Sierra, Inc.*	1,103,600	6,296,038
Samsung Electronics Co., Ltd. (A)	15,700	9,876,407
Syntax–Brillian Corporation*	471,100	494,655
		44,576,275
Food and Related – 5.58%
Archer Daniels Midland Company (B)	337,000	13,870,920
Bunge Limited	66,400	5,768,832
		19,639,752
Health Care –– Drugs – 1.11%
Animal Health International, Inc.*	358,700	3,922,384

Health Care –– General – 0.78%
TranS1 Inc.*	151,300	1,758,863
Volcano Corporation*	78,600	982,500
		2,741,363
Hospital Supply and Management – 8.70%
Cerner Corporation (B)*	434,400	16,187,916
HMS Holdings Corp.*	215,300	6,156,503
HealthSouth Corporation*	307,080	5,462,953
WellCare Health Plans, Inc.*	71,600	2,788,820
		30,596,192
Insurance –– Life – 0.68%
Amil Participacoes S.A. (A)*	375,760	2,391,998

Multiple Industry – 0.96%
Pentair, Inc.	106,200	3,387,780

Petroleum –– International – 6.05%
Noble Energy, Inc.	292,100	21,264,880

Petroleum –– Services – 1.12%
ION Geophysical Corporation*	284,900	3,931,620

Retail –– Specialty Stores – 0.52%
Conn's, Inc.*	112,700	1,835,883

Timesharing and Software – 6.25%
Digital River, Inc.*	47,400	1,467,030
eBay Inc.*	125,900	3,756,856
Eclipsys Corporation*	211,500	4,147,515
Fidelity National Information Services, Inc.	179,800	6,857,572
Yahoo! Inc.*	198,700	5,756,339
		21,985,312

TOTAL COMMON STOCKS – 76.32%		$268,500,195

(Cost: $229,832,700)

	Number of
PUT OPTIONS	Contracts

Archer Daniels Midland Company, June 39.5, Expires 6–23–08	1,995	459,030
Cerner Corporation, June 40, Expires 6–04–08	312	127,296
Cerner Corporation, June 40, Expires 6–23–08	313	135,529
Cerner Corporation, June 42.5, Expires 6–04–08	729	431,568
Cerner Corporation, June 42.5, Expires 6–23–08	729	446,877
Cerner Corporation, July 40, Expires 7–3–08	312	141,024
Cerner Corporation, July 40, Expires 7–21–08	313	148,049
Cerner Corporation, July 42.5, Expires 7–3–08	729	458,541
Cerner Corporation, July 42.5, Expires 7–21–08	729	471,663
Research In Motion Limited, April 110, Expires 6–23–08	310	213,900

TOTAL PUT OPTIONS – 0.86%		$3,033,477

(Cost: $1,759,828)

	Principal Amount in
SHORT–TERM SECURITIES	Thousands

Commercial Paper
Apparel – 1.42%
NIKE, Inc.,
2.28%, 4–11–08	$5,000	4,996,833

Beverages – 0.85%
Diageo Capital plc (Diageo plc),
3.0%, 4–25–08	3,000	2,994,000

Capital Equipment – 0.57%
Deere (John) Capital Corporation,
2.28%, 4–3–08	2,000	1,999,747

Computers –– Main and Mini – 2.02%
IBM International Group Capital LLC,
2.25%, 4–3–08	7,100	7,099,113

Food and Related – 5.11%
Archer Daniels Midland Company,
2.95%, 4–21–08	7,500	7,487,708
ConAgra Foods, Inc.,
3.2%, 4–2–08	7,000	6,999,378
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
3.48%, 4–22–08	3,500	3,492,895
		17,979,981
Forest and Paper Products – 1.77%
Sonoco Products Co.,
3.55%, 4–1–08	6,237	6,237,000

Multiple Industry – 4.26%
Siemens Capital Corp.,
2.84%, 4–29–08	15,000	14,966,867

Retail –– Food Stores – 2.27%
Walgreen Co.,
2.32%, 4–4–08	8,000	7,998,453

Utilities –– Electric – 1.14%
Detroit Edison Co.,
2.87%, 4–1–08	4,000	4,000,000

Utilities –– Gas and Pipeline – 1.42%
Michigan Consolidated Gas Co.,
3.25%, 4–3–08	5,000	4,999,097

Total Commercial Paper – 20.83%		73,271,091

United States Government Agency Obligations – 1.99%
Federal Home Loan Bank,
1.5%, 4–1–08	7,000	7,000,000

TOTAL SHORT–TERM SECURITIES – 22.82%		$80,271,091

(Cost: $80,271,091)

TOTAL INVESTMENT SECURITIES – 100.00%		$351,804,763

(Cost: $311,863,619)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

	Investments	Other Financial Instruments+	Total
Assets
Level 1 – Quoted Prices	$268,500,195	$ ––	$268,500,195
Level 2 – Other Significant Observable Inputs	80,271,091	––	80,271,091
Level 3 – Significant Unobservable Inputs	––	3,033,477	3,033,477
Total	$348,771,286	$3,033,477	$351,804,763

Liabilities
Level 1 – Quoted Prices	––	––	––
Level 2 – Other Significant Observable Inputs	––	––	––
Level 3 – Significant Unobservable Inputs	––	(690,051)	(690,051)
Total	$ ––	$(690,051)	$(690,051)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Total	Other Financial Instruments+
Assets
Beginning balance 12/31/07	$ ––	$291,014	$291,014
Net realized gain (loss)	––	1,033,859	1,033,859
Net change in unrealized appreciation (depreciation)	––	1,248,478	1,248,478
Net purchases (sales)	––	460,126	460,126
Transfers in and/or out of Level 3	––	––	––
Ending Balance 3/31/08	$ ––	$3,033,477	$3,033,477

Liabilities
Beginning balance 12/31/07	––	(143,170)	(143,170)
Net realized gain (loss)	––	1,504,133	1,504,133
Net change in unrealized appreciation (depreciation)	––	888,418	888,418
Net purchases (sales)	––	(2,939,432)	(2,939,432)
Transfers in and/or out of Level 3	––	––	––
Ending Balance 3/31/08	$ ––	$(690,051)	$(690,051)

Net change in unrealized appreciation (depreciation) from investments still held as of 3/31/08	$ ––	$2,188,285	$2,188,285

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No income dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities serve as cover for the following written call options outstanding at March 31, 2008:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Archer Daniels Midland Company	1,995	June/46	$564,415	$250,193
Cerner Corporation	313	June/47.5	57,858	8,138
Cerner Corporation	312	June/47.5	57,361	4,992
Cerner Corporation	729	June/50	101,519	10,935
Cerner Corporation	729	June/50	100,790	8,019
Cerner Corporation	313	July/47.5	58,484	14,711
Cerner Corporation	312	July/47.5	57,985	11,232
Cerner Corporation	729	July/50	100,061	16,767
Cerner Corporation	729	July/50	100,061	11,664
Research In Motion Limited	310	April/120	170,547	148,800
Research In Motion Limited	620	April/125	235,607	204,600

			$1,604,688	$690,051

The Investments of W&R Target Small Cap Growth Portfolio
March 31, 2008

COMMON STOCKS	Shares	Value

Business Equipment and Services – 20.24%
Allscripts Healthcare Solutions, Inc.*	762,600	$7,866,219
Argyle Security, Inc.*	300,000	1,995,000
Bucyrus International, Inc., Class A	79,800	8,110,074
Capella Education Company*	76,200	4,158,234
CommVault Systems, Inc.*	626,200	7,774,273
Constant Contact, Inc.*	791,500	11,445,090
DealerTrack Holdings, Inc.*	513,700	10,381,877
EZCORP, Inc., Class A*	389,700	4,795,258
ITT Educational Services, Inc.*	107,500	4,937,475
LoopNet, Inc.*	359,900	4,570,730
RiskMetrics Group, Inc.*	133,100	2,575,485
Riverbed Technology, Inc.*	412,000	6,128,500
VistaPrint Limited*	192,174	6,720,325
Zoltek Companies, Inc.*	203,200	5,386,832
		86,845,372
Capital Equipment – 3.77%
Chicago Bridge & Iron Company N.V., NY Shares	411,800	16,159,032

Computers –– Peripherals – 5.77%
MICROS Systems, Inc.*	545,400	18,371,799
Stratasys, Inc.*	359,200	6,404,536
		24,776,335
Construction Materials – 1.06%
Comtech Group, Inc.*	424,300	4,561,225

Consumer Electronics – 1.78%
DTS, Inc.*	318,300	7,640,791

Cosmetics and Toiletries – 2.59%
Bare Escentuals, Inc.*	475,200	11,129,184

Defense – 1.85%
DRS Technologies, Inc.	136,100	7,931,908

Electronic Instruments – 2.23%
Trimble Navigation Limited*	334,300	9,562,652

Finance Companies – 2.02%
Financial Federal Corporation	396,875	8,655,844

Health Care –– Drugs – 2.88%
Illumina, Inc.*	63,400	4,813,328
LifeCell Corporation*	179,600	7,557,568
		12,370,896
Health Care –– General – 6.68%
ABIOMED, Inc.*	153,900	2,018,398
Emeritus Corporation*	67,800	1,414,308
NuVasive, Inc.*	235,505	8,124,923
Omnicell, Inc.*	499,000	10,037,385
TomoTherapy Incorporated*	492,200	7,077,836
		28,672,850
Hospital Supply and Management – 6.03%
athenahealth, Inc.*	138,600	3,270,267
HMS Holdings Corp.*	153,400	4,386,473
Healthways, Inc.*	320,800	11,333,864
PSS World Medical, Inc.*	413,400	6,891,378
		25,881,982
Hotels and Gaming – 5.78%
Gaylord Entertainment Company*	389,900	11,810,071
Scientific Games Corporation, Class A*	616,100	13,002,791
		24,812,862
Household –– General Products – 1.76%
Alberto–Culver Company	274,800	7,532,268

Motor Vehicle Parts – 1.92%
LKQ Corporation*	368,000	8,259,760

Petroleum –– Domestic – 4.62%
Bill Barrett Corporation*	240,000	11,340,000
Delta Petroleum Corporation*	376,800	8,487,420
		19,827,420
Retail –– Specialty Stores – 3.02%
Shutterfly, Inc.*	284,100	4,231,670
Tween Brands, Inc.*	185,700	4,594,218
Zumiez Inc.*	263,200	4,142,768
		12,968,656
Timesharing and Software – 11.68%
Blackbaud, Inc.	572,200	13,904,460
Blackboard Inc.*	258,000	8,593,980
CoStar Group, Inc.*	248,000	10,659,040
FactSet Research Systems, Inc.	125,425	6,756,645
Ultimate Software Group, Inc. (The)*	160,500	4,818,210
Vocus, Inc.*	203,500	5,376,470
		50,108,805
Utilities –– Telephone – 2.60%
NTELOS Holdings Corp.	461,500	11,170,607

TOTAL COMMON STOCKS – 88.28%		$378,868,449

(Cost: $397,070,448)

	Principal Amount in
SHORT–TERM SECURITIES	Thousands

Commercial Paper
Apparel – 1.17%
NIKE, Inc.,
2.28%, 4–11–08	$5,000	4,996,833

Beverages – 1.98%
Coca–Cola Company (The),
2.2%, 4–14–08	3,500	3,497,219
Diageo Capital plc (Diageo plc),
3.0%, 4–25–08	5,000	4,990,000
		8,487,219
Food and Related – 0.58%
Archer Daniels Midland Company,
2.95%, 4–21–08	2,500	2,495,903

Motor Vehicles – 1.16%
Harley–Davidson Funding Corp.,
2.15%, 5–2–08	5,000	4,990,743

Multiple Industry – 1.16%
Siemens Capital Corp.,
2.84%, 4–29–08	5,000	4,988,956

Retail –– Food Stores – 0.70%
Walgreen Co.,
2.32%, 4–4–08	3,000	2,999,420

Utilities –– Electric – 1.86%
Detroit Edison Co.,
2.87%, 4–1–08	3,000	3,000,000
Wisconsin Electric Power Co.,
2.5%, 4–24–08	5,000	4,992,014
		7,992,014
Total Commercial Paper – 8.61%		36,951,088

Municipal Obligations –– Taxable – 1.05%
California
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997 (Taxable), (BP p.l.c.),
2.51%, 5–5–08	4,500	4,500,000

United States Government Agency Obligations – 2.06%
Federal Home Loan Bank,
1.5%, 4–1–08	8,855	8,855,000

TOTAL SHORT–TERM SECURITIES – 11.72%		$50,306,088

(Cost: $50,306,088)

TOTAL INVESTMENT SECURITIES – 100.00%		$429,174,537

(Cost: $447,376,536)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to mthe valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

	Investments	Other Financial Instruments+	Total
Assets
Level 1 – Quoted Prices	$378,868,449	$ –	$378,868,449
Level 2 – Other Significant Observable Inputs	50,306,088	–	50,306,088
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$429,174,537	$ –	$429,174,537

Liabilities
Level 1 – Quoted Prices	–	–	–
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$ –	$ –	$ –

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Small Cap Value Portfolio
March 31, 2008

COMMON STOCKS	Shares	Value

Aircraft – 1.73%
Orbital Sciences Corporation*	137,400	$3,311,340

Apparel – 0.74%
Albany International Corp., Class A	38,900	1,405,846

Banks – 7.08%
First Midwest Bancorp, Inc.	99,100	2,751,511
First Niagara Financial Group, Inc.	216,900	2,944,417
KBW, Inc.*	93,300	2,057,265
Sterling Bancshares, Inc.	194,407	1,930,462
United Bankshares, Inc.	76,359	2,033,058
Wintrust Financial Corporation	51,958	1,822,167
		13,538,880
Business Equipment and Services – 10.79%
Brink's Company (The)	113,200	7,604,776
GEO Group, Inc. (The)*	105,900	3,011,796
SkillSoft Public Limited Company*	320,038	3,347,597
Viad Corp	4,381	157,760
Waste Connections, Inc.*	74,150	2,279,371
Watson Wyatt & Company Holdings, Inc., Class A	74,200	4,210,850
		20,612,150
Capital Equipment – 4.26%
Actuant Corporation, Class A	69,800	2,108,658
Astec Industries, Inc.*	27,600	1,068,672
Chart Industries, Inc.*	52,800	1,784,640
Lufkin Industries, Inc.	25,800	1,647,846
Warnaco Group, Inc. (The)*	38,800	1,528,138
		8,137,954
Chemicals –– Specialty – 0.85%
H.B. Fuller Company	34,300	700,063
Terra Industries Inc.*	25,900	920,227
		1,620,290
Communications Equipment – 0.68%
Polycom, Inc.*	57,700	1,299,116

Computers –– Micro – 0.50%
Tech Data Corporation*	29,400	964,908

Computers –– Peripherals – 4.00%
Epicor Software Corporation*	100,100	1,121,120
Lawson Software, Inc.*	278,200	2,092,064
Sybase, Inc.*	168,848	4,440,702
		7,653,886
Construction Materials – 2.05%
Texas Industries, Inc.	65,100	3,913,161

Containers – 1.95%
Silgan Holdings Inc.	75,289	3,729,817

Cosmetics and Toiletries – 1.23%
Elizabeth Arden, Inc.*	117,717	2,346,688

Defense – 0.89%
Teledyne Technologies Incorporated*	36,300	1,706,100

Electronic Components – 0.43%
PMC–Sierra, Inc.*	144,600	824,943

Electronic Instruments – 1.57%
WMS Industries Inc.*	83,300	2,996,301

Food and Related – 3.86%
Hain Celestial Group, Inc. (The)*	138,100	4,074,640
Sensient Technologies Corporation	112,200	3,308,778
		7,383,418
Health Care –– General – 2.27%
Amedisys, Inc.*	64,000	2,516,800
Cooper Companies, Inc. (The)	52,900	1,821,347
		4,338,147
Hospital Supply and Management – 4.08%
AmSurg Corp.*	85,684	2,027,283
Kindred Healthcare, Inc.*	135,679	2,967,300
Magellan Health Services, Inc.*	70,638	2,805,035
		7,799,618
Hotels and Gaming – 7.64%
Morgans Hotel Group Co.*	160,887	2,351,364
Orient–Express Hotels Ltd.	82,600	3,565,016
Pinnacle Entertainment, Inc.*	217,000	2,777,600
Scientific Games Corporation, Class A*	119,752	2,527,366
Vail Resorts, Inc.*	69,794	3,370,352
		14,591,698
Insurance –– Property and Casualty – 3.85%
Aspen Insurance Holdings Limited	16,800	443,184
Endurance Specialty Holdings Ltd.	35,040	1,282,464
IPC Holdings, Ltd.	125,476	3,509,564
Navigators Group, Inc. (The)*	12,068	656,077
Platinum Underwriters Holdings, Ltd.	45,386	1,473,230
		7,364,519
Leisure Time Industry – 0.75%
LeapFrog Enterprises, Inc.*	202,816	1,429,853

Motor Vehicle Parts – 2.79%
LKQ Corporation*	237,200	5,323,954

Non–Residential Construction – 0.68%
Perini Corporation*	35,977	1,303,447

Petroleum –– Domestic – 0.66%
Delta Petroleum Corporation*	55,700	1,254,642

Petroleum –– International – 1.13%
Swift Energy Company*	48,200	2,168,518

Petroleum –– Services – 3.03%
Cal Dive International, Inc.*	82,800	859,464
North American Energy Partners Inc.*	119,700	1,836,198
Oil States International, Inc.*	36,200	1,622,122
W–H Energy Services, Inc.*	21,300	1,466,505
		5,784,289
Real Estate Investment Trust – 3.72%
Arbor Realty Trust, Inc.	152,145	2,294,347
Gramercy Capital Corp.	155,705	3,258,906
Redwood Trust, Inc.	42,653	1,550,437
		7,103,690
Restaurants – 1.00%
Jack in the Box Inc.*	71,500	1,921,205

Retail –– Food Stores – 3.93%
Longs Drug Stores Corporation	44,300	1,880,978
Ruddick Corporation	152,500	5,621,150
		7,502,128
Retail –– General Merchandise – 2.05%
BJ's Wholesale Club, Inc.*	109,900	3,922,331

Retail –– Specialty Stores – 3.49%
AnnTaylor Stores Corporation*	74,400	1,798,992
Children's Place Retail Stores, Inc. (The)*	53,300	1,308,515
Sally Holdings, Inc.*	127,684	881,020
Talbots, Inc. (The)	248,866	2,682,775
		6,671,302
Security and Commodity Brokers – 1.45%
Piper Jaffray Companies*	81,361	2,763,020

Timesharing and Software – 0.93%
Forrester Research, Inc.*	57,500	1,526,337
Guidance Software, Inc.*	29,110	259,807
		1,786,144
Trucking and Shipping – 1.38%
Kirby Corporation*	46,300	2,639,100

Utilities –– Electric – 3.35%
Cleco Corporation	83,800	1,858,684
ITC Holdings Corp.	49,400	2,571,764
UIL Holdings Corporation	65,300	1,967,489
		6,397,937
Utilities –– Gas and Pipeline – 0.97%
Southwest Gas Corporation	66,528	1,860,123

TOTAL COMMON STOCKS – 91.76%		$175,370,463

(Cost: $175,739,444)

	Principal Amount in
SHORT–TERM SECURITIES	Thousands

Commercial Paper
Beverages – 0.78%
Coca–Cola Company (The),
2.2%, 4–14–08	$1,500	1,498,808

Chemicals –– Specialty – 1.05%
Air Products and Chemicals, Inc.,
2.2%, 4–16–08	2,000	1,998,167

Electrical Equipment – 1.57%
Emerson Electric Co.,
2.2%, 4–10–08	3,000	2,998,350

Food and Related – 2.41%
ConAgra Foods, Inc.,
3.4%, 4–2–08	4,612	4,611,564

Forest and Paper Products – 0.40%
Sonoco Products Co.,
3.55%, 4–1–08	763	763,000

Total Commercial Paper – 6.21%		11,869,889

United States Government Agency Obligations – 2.03%
Federal Home Loan Bank,
1.75%, 4–7–08	3,875	3,873,870

TOTAL SHORT–TERM SECURITIES – 8.24%		$15,743,759

(Cost: $15,743,759)

TOTAL INVESTMENT SECURITIES – 100.00%		$191,114,222

(Cost: $191,483,203)

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

	Investments	Other Financial Instruments+	Total
Assets
Level 1 – Quoted Prices	$175,370,463	$ –	$175,370,463
Level 2 – Other Significant Observable Inputs	15,743,759	–	15,743,759
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$191,114,222	$ –	$191,114,222

Liabilities
Level 1 – Quoted Prices	–	–	–
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$ –	$ –	$ –

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

The Investments of W&R Target Value Portfolio
March 31, 2008

COMMON STOCKS	Shares	Value

Aircraft – 5.12%
Lockheed Martin Corporation	32,500	$3,227,250
Raytheon Company	207,400	13,400,114
		16,627,364
Banks – 4.51%
Bank of America Corporation	385,900	14,629,469

Beverages – 1.02%
Diageo plc, ADR	40,600	3,301,592

Business Equipment and Services – 1.53%
Office Depot, Inc.*	80,800	892,840
Waste Management, Inc.	121,800	4,087,608
		4,980,448
Capital Equipment – 2.13%
Illinois Tool Works Inc.	143,600	6,925,828

Communications Equipment – 2.02%
Nokia Corporation, Series A, ADR	206,000	6,556,980

Computers –– Main and Mini – 7.53%
Hewlett–Packard Company	255,700	11,675,262
International Business Machines Corporation	79,400	9,142,116
Xerox Corporation	242,100	3,624,237
		24,441,615
Computers –– Peripherals – 0.80%
EMC Corporation (A)*	181,400	2,601,276

Containers – 1.06%
Pactiv Corporation*	131,800	3,454,478

Defense – 1.12%
General Dynamics Corporation	43,600	3,634,932

Finance Companies – 4.00%
Blackstone Group L.P. (The)	84,900	1,348,212
Capital One Financial Corporation	163,400	8,042,548
Discover Financial Services	67,300	1,101,701
Fannie Mae	94,500	2,487,240
		12,979,701

Food and Related – 3.61%
General Mills, Inc.	96,700	5,790,396
Kraft Foods Inc.	191,411	5,935,655
		11,726,051
Health Care –– Drugs – 6.43%
Endo Pharmaceuticals Holdings Inc.*	211,100	5,050,568
McKesson Corporation	245,000	12,830,650
Pfizer Inc.	143,000	2,992,990
		20,874,208
Health Care –– General – 2.22%
AmerisourceBergen Corporation	175,900	7,208,382

Hospital Supply and Management – 2.54%
Aetna Inc.	77,700	3,270,393
Coventry Health Care, Inc.*	122,900	4,959,015
		8,229,408
Insurance –– Property and Casualty – 5.14%
Allstate Corporation (The)	48,300	2,321,298
Everest Re Group, Ltd. (A)	38,500	3,446,905
Travelers Companies, Inc. (The)	209,201	10,010,268
XL Capital Ltd, Class A	31,200	921,960
		16,700,431
Metal Fabrication – 1.89%
Loews Corporation, Carolina Group	84,500	6,130,475

Mining – 1.13%
Freeport–McMoRan Copper & Gold Inc., Class B	38,200	3,675,604

Multiple Industry – 1.33%
Altria Group, Inc.	195,100	4,331,220

Petroleum –– International – 17.33%
Apache Corporation	51,300	6,198,066
Chevron Corporation	170,200	14,528,272
ConocoPhillips	126,800	9,663,428
Devon Energy Corporation	64,200	6,697,986
Exxon Mobil Corporation	158,604	13,414,726
Marathon Oil Corporation	126,000	5,745,600
		56,248,078
Railroad – 2.37%
Union Pacific Corporation (A)	61,400	7,698,332

Real Estate Investment Trust – 0.46%
Annaly Capital Management, Inc.	98,400	1,507,488

Retail –– General Merchandise – 1.46%
Macy's Inc.	205,600	4,741,136

Retail –– Specialty Stores – 0.33%
Home Depot, Inc. (The)	37,800	1,057,266

Security and Commodity Brokers – 3.41%
Bear Stearns Companies Inc. (The)	2,100	22,029
J.P. Morgan Chase & Co.	179,188	7,696,125
Morgan Stanley (A)	73,300	3,349,810
		11,067,964
Steel – 1.27%
Nucor Corporation	60,800	4,118,592

Tobacco – 3.04%
Philip Morris International Inc.*	195,100	9,868,158

Utilities –– Electric – 7.68%
Mirant Corporation*	347,500	12,645,525
NRG Energy, Inc.*	314,800	12,274,052
		24,919,577
Utilities –– Telephone – 3.32%
Sprint Nextel Corporation	104,300	697,767
Verizon Communications Inc.	276,400	10,074,780
		10,772,547

TOTAL COMMON STOCKS – 95.80%		$311,008,600

(Cost: $280,372,118)

	Principal Amount in
SHORT–TERM SECURITIES	Thousands

Commercial Paper
Finance Companies – 0.77%
USAA Capital Corp.,
2.3%, 4–7–08	$2,500	2,499,042

Security and Commodity Brokers – 0.92%
American Express Credit Corp.,
2.71%, 4–28–08	3,000	2,993,902

Utilities – Electric – 0.62%
Detroit Edison Co.,
2.87%, 4–1–08	2,000	2,000,000

Total Commercial Paper – 2.31%		7,492,944

United States Government Agency Obligations – 1.89%
Federal Home Loan Bank:
1.5%, 4–1–08	3,297	3,297,000
1.75%, 4–7–08	2,846	2,845,170
		6,142,170

TOTAL SHORT–TERM SECURITIES – 4.20%		$13,635,114

(Cost: $13,635,114)

TOTAL INVESTMENT SECURITIES – 100.00%		$324,643,714

(Cost: $294,007,232)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

	Investments	Other Financial Instruments+	Total
Assets
Level 1 – Quoted Prices	$311,008,600	$ –	$311,008,600
Level 2 – Other Significant Observable Inputs	13,635,114	–	13,635,114
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$324,643,714	$ –	$324,643,714

Liabilities
Level 1 – Quoted Prices	–	(62,081)	(62,081)
Level 2 – Other Significant Observable Inputs	–	–	–
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$ –	$(62,081)	$(62,081)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Total	Other Financial Instruments+
Assets
Beginning balance 12/31/07	$ –	$ –	$ –
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation (depreciation)	–	–	–
Net purchases (sales)	–	–	–
Transfers in and/or out of Level 3	–	–	–
Ending Balance 3/31/08	$ –	$ –	$ –

Liabilities
Beginning balance 12/31/07	–	(71,299)	–
Net realized gain (loss)	–	51,953	–
Net change in unrealized appreciation (depreciation)	–	(55,431)	–
Net purchases (sales)	–	74,777	–
Transfers in and/or out of Level 3	–	–	–
Ending Balance 3/31/08	$ –	$ –	$ –

Net change in unrealized appreciation (depreciation) from investments still held as of 3/31/08	$ –	$ –	$ –

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

(A)Securities serve as cover for the following written options outstanding at March 31, 2008:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Union Pacific Corporation	82	April/135	$13,694	$5,248

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

EMC Corporation	1,081	April/14	$51,887	$35,673
Everest Re Group, Ltd.	136	April/85	13,651	11,560
Morgan Stanley	320	April/35	35,840	9,600

			$101,378	$56,833

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

W&R Target Funds, Inc.

(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 30, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 30, 2008